File No. 333-103000       CIK #1174357


                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549-1004

                                 POST-EFFECTIVE
                                 AMENDMENT NO. 2
                                       TO
                                    FORM S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 381
                              (Exact Name of Trust)

                              VAN KAMPEN FUNDS INC.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: Amy R. Doberman                          Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)

( X ) Check if it is proposed that this filing will become effective on June 24, 2005 pursuant to paragraph (b) of Rule 485.


VAN KAMPEN FOCUS PORTFOLIOS, SERIES 381

THE DOW 30 INDEX PORTFOLIO, SERIES 16
GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 22

MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO, SERIES 14

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

         Van Kampen Focus Portfolios, Series 381 includes the separate underlying unit investment trusts described above (the "Trusts"). Each Trust invests in a diversified portfolio of stocks.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.

            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS JUNE 24, 2005



                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE




                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 381

                 GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 22

                      THE DOW 30 INDEX PORTFOLIO, SERIES 16

         MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO, SERIES 14
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION

                              AS OF APRIL 20, 2005

                         SPONSOR: VAN KAMPEN FUNDS INC.
                   SUPERVISOR: VAN KAMPEN ASSET MANAGEMENT (4)

                         EVALUATOR: THE BANK OF NEW YORK
                          TRUSTEE: THE BANK OF NEW YORK

                                                                                                               MORGAN
                                                                                            GREAT           STANLEY U.S.
                                                                     THE DOW 30         INTERNATIONAL      MULTINATIONAL
                                                                        INDEX               FIRMS             50 INDEX
                                                                      PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                   ---------------     ---------------     ---------------
GENERAL INFORMATION
Number of Units                                                      1,128,879.114         167,555.374         329,874.915
Fractional Undivided Interest in Trust per Unit                    1/1,128,879.114       1/167,555.374       1/329,874.915
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)              $  10,799,437.85   $    1,882,650.60   $    3,363,553.35
      Aggregate Value of Securities per Unit (including
          accumulated dividends)                                  $        9.56650   $        11.23600   $        10.19650
      Sales charge 4.00% (4.167% of Aggregate Value of
         Securities excluding principal cash) per Unit (3)        $        0.39860   $         0.46820   $         0.42490
      Public Offering Price per Unit (2)(3)                       $        9.96510   $        11.70420   $        10.62140
Redemption Price per Unit                                         $        9.56650   $        11.23600   $        10.19650
Secondary Market Repurchase Price per Unit                        $        9.56650   $        11.23600   $        10.19650
Excess of Public Offering Price per Unit
    Over Redemption Price per Unit                                $        0.39860   $         0.46820   $         0.42490

Supervisor's Annual Supervisory Fee                  $.0025 per Unit
Sponsor's Annual Bookkeeping and
  Administrative Service Fee                         $.0015 per Unit
Evaluation Time                                      Close of the New York Stock Exchange
Initial Date of Deposit                              March 25, 2003
Mandatory Termination Date                           September 22, 2008

     Minimum Termination Value.............................The Trust may be
terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust
Agreement may be terminated if the net asset value of such Trust is less than
$3,000,000.

Estimated Annual Expenses per Unit                                $        0.02633   $         0.04959   $         0.03962
Estimated Annual Dividends per Unit                               $        0.21879   $         0.24413   $         0.21521

Trustee's Annual fee                                $.0095 per Unit

Income Distribution Record Date                     TENTH day of June and December.
Income Distribution Date                            TWENTY-FIFTH day of June and December.
Capital Account Record Date                         TENTH day of June and December.
Capital Account Distribution Date                   TWENTY-FIFTH day of June and December.

--------------------------------------------------------------------------------

(1)Equity Securities are valued at the closing sale price, or if no such price exists, at the closing bid price thereof.

(2)Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(3)Commencing March 25, 2004, and on each March 25 thereafter, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.

(4) Notwithstanding anything to the contrary in Prospectus Part II, the Supervisor is Van Kampen Asset Management.


                      THE DOW 30 INDEX PORTFOLIO, SERIES 16

                              PER UNIT INFORMATION

                                                                                             2004 (1)         2005
                                                                                          -------------  -------------
Net asset value per Unit at beginning of period.........................................  $        9.47  $       12.30
                                                                                          -------------  -------------
Net asset value per Unit at end of period...............................................  $       12.30  $       10.33
                                                                                          -------------  -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period)......................  $        0.04  $        0.60
                                                                                          -------------  -------------
Distributions to Unitholders from Equity Security sales proceeds (average Units
   outstanding for entire period).......................................................  $        0.34  $        1.54
                                                                                          -------------  -------------
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at
   end of period).......................................................................  $        1.48  $      (2.05)
                                                                                          -------------  -------------
Units outstanding at end of period......................................................      2,281,104      1,184,639

--------------------------------------------------------------------------------


   (1) For the period from March 25, 2003 (Initial Date of Deposit) through
February 29, 2004.


                 GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 22

                              PER UNIT INFORMATION

                                                                                             2004 (1)         2005
                                                                                          -------------  -------------
Net asset value per Unit at beginning of period.........................................  $        9.45  $       13.75
                                                                                          -------------  -------------
Net asset value per Unit at end of period...............................................  $       13.75  $       11.73
                                                                                          -------------  -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period)......................  $        0.03  $        0.53
                                                                                          -------------  -------------
Distributions to Unitholders from Equity Security sales proceeds (average Units
   outstanding for entire period).......................................................  $        0.19  $        1.71
                                                                                          -------------  -------------
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at
   end of period).......................................................................  $        2.26  $      (3.35)
                                                                                          -------------  -------------
Units outstanding at end of period......................................................        405,698        180,405

--------------------------------------------------------------------------------

   (1) For the period from March 25, 2003 (Initial Date of Deposit) through
February 29, 2004.


         MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO, SERIES 14
                              PER UNIT INFORMATION

                                                                                             2004 (1)         2005
                                                                                          -------------  -------------
Net asset value per Unit at beginning of period.........................................  $        9.47  $       11.96
                                                                                          -------------  -------------
Net asset value per Unit at end of period...............................................  $       11.96  $       10.64
                                                                                          -------------  -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period)......................  $        0.04  $        0.56
                                                                                          -------------  -------------
Distributions to Unitholders from Equity Security sales proceeds (average Units
   outstanding for entire period).......................................................  $        0.26  $        1.08
                                                                                          -------------  -------------
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at
   end of period).......................................................................  $        1.28  $      (1.61)
                                                                                          -------------  -------------
Units outstanding at end of period......................................................        728,960        344,288

--------------------------------------------------------------------------------

   (1) For the period from March 25, 2003 (Initial Date of Deposit) through February 29, 2004.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, SERIES 381 (GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 22, THE DOW 30 INDEX PORTFOLIO, SERIES 16 AND MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO, SERIES 14):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Focus Portfolios, Series 381 (The Dow 30 Index Portfolio, Series 16, Great International Firms Portfolio, Series 22 and Morgan Stanley U.S. Multinational 50 Index Portfolio, Series 14) as of February 28, 2005 and the related statements of operations and changes in net assets for the period from March 25, 2003 (Initial Date of Deposit) through February 29, 2004 and the year ended February 28, 2005. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee and Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at February 28, 2005 by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Series 381 (The Dow 30 Index Portfolio, Series 16, Great International Firms Portfolio, Series 22 and Morgan Stanley U.S. Multinational 50 Index Portfolio, Series 14) as of February 28, 2005 and the results of operations and changes in net assets for the period from March 25, 2003 (Initial Date of Deposit) through February 29, 2004 and the year ended February 28, 2005 in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   April 29, 2005



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 381

                             STATEMENTS OF CONDITION

                                FEBRUARY 28, 2005

                                                                                                              MORGAN
                                                                                            GREAT          STANLEY U.S.
                                                                        THE DOW         INTERNATIONAL     MULTINATIONAL
                                                                         INDEX              FIRMS            50 INDEX
                                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                    --------------     --------------     --------------
   Trust property
      Cash                                                         $        31,468    $          4,712   $          6,525
      Securities at market value, (cost $11,226,654, $1,794,862
          and $3,266,842, respectively) (note 1)                        12,171,527           2,104,577          3,647,646
      Accumulated dividends                                                 29,404               6,058             10,683
      Receivables for securities sold                                       19,062                  --                 --
                                                                    --------------     --------------     --------------
                                                                   $    12,251,461    $      2,115,347   $      3,664,854
                                                                    ==============     ==============     ==============
   Liabilities and interest to Unitholders
      Cash Overdraft                                               $            --    $             --   $             --
      Redemptions payable                                                   14,532                  --                 --
      Payable for securities purchased                                          --                  --                 --
      Interest to Unitholders                                           12,236,929           2,115,347          3,664,854
                                                                    --------------     --------------     --------------
                                                                   $    12,251,461    $      2,115,347   $      3,664,854
                                                                    ==============     ==============     ==============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (1,184,639, 180,405 and 344,288 Units, respectively, of fractional undivided interest outstanding) Cost to original investors of 2,856,077, 489,023
         and 924,051 Units, respectively (note 1)                  $    32,645,004    $      6,009,541   $     10,515,650
        Less initial underwriting commission (note 3)                    1,717,962             327,720            559,751
                                                                    --------------     --------------     --------------
                                                                        30,927,042           5,681,821          9,955,899
        Less redemption of 1,671,438, 308,618 and
          579,763 Units, respectively                                   19,221,877           3,977,276          6,549,772
                                                                    --------------     --------------     --------------
                                                                        11,705,165           1,704,545          3,406,127
      Undistributed (overdistributed) net investment income
        Net Investment Income                                              684,558             101,211            207,218
        Less distributions to Unitholders                                  894,428             141,031            294,598
                                                                    --------------     --------------     --------------
                                                                          (209,870)            (39,820)           (87,380)
      Realized gain (loss) on Securities sale or redemption              3,392,384             772,555            930,411
      Unrealized appreciation (depreciation) of Securities (note 2)        944,873             309,715            380,804
      Distributions to Unitholders of Security sale proceeds            (2,721,425)           (485,517)          (675,723)
      Deferred sales charge                                               (874,198)           (146,131)          (289,385)
                                                                    --------------     --------------     --------------
          Net asset value to Unitholders                           $    12,236,929    $      2,115,347   $      3,664,854
                                                                    ==============     ==============     ==============
   Net asset value per Unit (Units outstanding of 1,184,639,
      180,405 and 344,288, respectively)                           $         10.33    $          11.73   $          10.64
                                                                    ==============     ==============     ==============


        The accompanying notes are an integral part of these statements.



                      THE DOW 30 INDEX PORTFOLIO, SERIES 16

                            STATEMENTS OF OPERATIONS

                   PERIOD FROM MARCH 25, 2003 (INITIAL DATE OF
                     DEPOSIT) THROUGH FEBRUARY 29, 2004 AND
                        THE YEAR ENDED FEBRUARY 28, 2005

                                                                                               2004          2005
                                                                                           -----------   ------------
   Investment income
      Dividend income..................................................................    $   610,778   $    350,719
      Expenses
         Trustee fees and expenses.....................................................         30,174         33,948
         Evaluator fees................................................................          2,739          3,504
         Organizational fees...........................................................        196,795          4,850
         Supervisory fees..............................................................          1,677          3,252
         Deferred Sales Charge.........................................................            --              --
                                                                                           -----------   ------------
            Total expenses.............................................................        231,385         45,554
                                                                                           -----------   ------------
         Net investment income.........................................................        379,393        305,165
   Realized gain (loss) from Securities sales
      Proceeds.........................................................................      7,583,749     19,732,533
      Cost.............................................................................      6,327,764     17,596,134
                                                                                           -----------   ------------
         Realized gain (loss)..........................................................      1,255,985      2,136,399
   Net change in unrealized appreciation (depreciation) of Securities..................      3,372,275     (2,427,402)
                                                                                           -----------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............    $ 5,007,653   $     14,162
                                                                                           -----------   ------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                   PERIOD FROM MARCH 25, 2003 (INITIAL DATE OF
                     DEPOSIT) THROUGH FEBRUARY 29, 2004 AND
                        THE YEAR ENDED FEBRUARY 28, 2005

                                                                                               2004          2005
                                                                                           -----------   ------------
   Operations:
      Net investment income............................................................    $   379,393   $    305,165
      Realized gain (loss) on Securities sales.........................................      1,255,985      2,136,399
      Net change in unrealized appreciation (depreciation) of Securities...............      3,372,275      (2,427402)
                                                                                           -----------   ------------
         Net increase (decrease) in net assets resulting from operations...............      5,007,653         14,162
   Distributions to Unitholders from:
      Net investment income............................................................        (70,730)      (823,698)
      Security sale or redemption proceeds.............................................       (613,611)    (2,107,814)
      Redemption of Units..............................................................     (4,463,037)   (14,758,840)
      Deferred sales charge............................................................       (722,461)      (151,737)
                                                                                           -----------   ------------
         Total increase (decrease).....................................................       (862,186)   (17,827,927)
   Net asset value to Unitholders
      Beginning of period..............................................................        141,443     28,048,411
      Additional Securities purchased from the proceeds of Unit Sales..................     28,769,154      2,016,445
                                                                                           -----------   ------------
      End of period (including undistributed (overdistributed) net investment income of
         $308,663 and $(209,870), respectively)........................................    $28,048,411   $ 12,236,929
                                                                                           -----------   ------------


        The accompanying notes are an integral part of these statements.


                 GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 22

                            STATEMENTS OF OPERATIONS

                   PERIOD FROM MARCH 25, 2003 (INITIAL DATE OF
                     DEPOSIT) THROUGH FEBRUARY 29, 2004 AND
                        THE YEAR ENDED FEBRUARY 28, 2005

                                                                                               2004          2005
                                                                                           -----------   ------------
   Investment income
      Dividend income..................................................................    $    90,635   $     78,436
      Expenses
         Trustee fees and expenses.....................................................          7,305         10,758
         Evaluator fees................................................................            458            593
         Organizational fees...........................................................         47,983             --
         Supervisory fees..............................................................            253            510
         Deferred Sales Charge.........................................................            --              --
                                                                                           -----------   ------------
            Total expenses.............................................................         55,999         11,861
                                                                                           -----------   ------------
         Net investment income.........................................................         34,636         66,575
   Realized gain (loss) from Securities sales
      Proceeds.........................................................................        854,199      3,889,654
      Cost.............................................................................        700,395      3,720,903
                                                                                           -----------   ------------
         Realized gain (loss)..........................................................        153,804        168,751
   Net change in unrealized appreciation (depreciation) of Securities..................        914,859       (605,144)
                                                                                           -----------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............    $ 1,103,299   $     80,182
                                                                                           -----------   ------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                   PERIOD FROM MARCH 25, 2003 (INITIAL DATE OF
                     DEPOSIT) THROUGH FEBRUARY 29, 2004 AND
                        THE YEAR ENDED FEBRUARY 28, 2005

                                                                                               2004          2005
                                                                                           -----------   ------------
   Operations:
      Net investment income............................................................    $    34,636   $     66,575
      Realized gain (loss) on Securities sales.........................................        153,804        618,751
      Net change in unrealized appreciation (depreciation) of Securities...............        914,859       (605,144)
                                                                                           -----------   ------------
         Net increase (decrease) in net assets resulting from operations...............      1,103,299         80,182
   Distributions to Unitholders from:
      Net investment income............................................................         (7,878)      (133,153)
      Security sale or redemption proceeds.............................................        (56,361)      (429,156)
      Redemption of Units..............................................................       (618,754)    (3,358,522)
      Deferred sales charge............................................................       (119,370)       (26,761)
                                                                                           -----------   ------------
         Total increase (decrease).....................................................        300,936     (3,867,410)
   Net asset value to Unitholders
      Beginning of period..............................................................        141,196      5,578,268
      Additional Securities purchased from the proceeds of Unit Sales..................      5,136,136        404,489
                                                                                           -----------   ------------
      End of period (including undistributed (overdistributed) net investment income of
         $26,758 and $(39,820), respectively)..........................................    $ 5,578,268   $  2,115,347
                                                                                           -----------   ------------


        The accompanying notes are an integral part of these statements.


         MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO, SERIES 14
                            STATEMENTS OF OPERATIONS

                   PERIOD FROM MARCH 25, 2003 (INITIAL DATE OF
                     DEPOSIT) THROUGH FEBRUARY 29, 2004 AND
                        THE YEAR ENDED FEBRUARY 28, 2005

                                                                                               2004          2005
                                                                                           -----------   ------------
   Investment income
      Dividend income..................................................................    $   172,489   $    142,346
      Expenses
         Trustee fees and expenses.....................................................         10,006         14,351
         Evaluator fees................................................................            895          1,138
         Organizational fees...........................................................         78,374          1,344
         Supervisory fees..............................................................            531            978
         Deferred Sales Charge.........................................................             --             --
                                                                                           -----------   ------------
            Total expenses.............................................................         89,806         17,811
                                                                                           -----------   ------------
         Net investment income.........................................................         82,683        124,535
   Realized gain (loss) from Securities sales
      Proceeds.........................................................................      2,282,491      5,664,205
      Cost.............................................................................      1,935,575      5,080,710
                                                                                           -----------   ------------
         Realized gain (loss)..........................................................        346,916        583,495
   Net change in unrealized appreciation (depreciation) of Securities..................        935,401       (554,597)
                                                                                           -----------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............    $ 1,365,000   $    153,433
                                                                                           -----------   ------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                   PERIOD FROM MARCH 25, 2003 (INITIAL DATE OF
                     DEPOSIT) THROUGH FEBRUARY 29, 2004 AND
                        THE YEAR ENDED FEBRUARY 28, 2005

                                                                                               2004          2005
                                                                                           -----------   ------------
   Operations:
      Net investment income............................................................    $    82,683   $    124,535
      Realized gain (loss) on Securities sales.........................................        346,916        583,495
      Net change in unrealized appreciation (depreciation) of Securities...............        935,401       (554,597)
                                                                                           -----------   ------------
         Net increase (decrease) in net assets resulting from operations...............      1,365,000        153,433
   Distributions to Unitholders from:
      Net investment income............................................................        (24,088)      (270,510)
      Security sale or redemption proceeds.............................................       (153,140)      (522,583)
      Redemption of Units..............................................................     (1,789,131)    (4,760,641)
      Deferred sales charge............................................................       (239,394)       (49,991)
                                                                                           -----------   ------------
         Total increase (decrease).....................................................       (840,753)    (5,450,292)
   Net asset value to Unitholders
      Beginning of period..............................................................        139,071      8,717,533
      Additional Securities purchased from the proceeds of Unit Sales..................      9,419,215        397,613
                                                                                           -----------   ------------
      End of period (including undistributed (overdistributed) net investment income of
         $58,595 and $(87,380), respectively)..........................................    $ 8,717,533   $  3,664,854
                                                                                           -----------   ------------


        The accompanying notes are an integral part of these statements.





THE DOW INDEX PORTFOLIO, SERIES 16                                                   PORTFOLIO AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
          8,354   3M Company                                                            $   83.9400     $      701,235
--------------------------------------------------------------------------------------------------------------------------
          8,354   Alcoa, Inc.                                                               32.1200            268,330
--------------------------------------------------------------------------------------------------------------------------
          8,354   Altria Group, Inc.                                                        65.6500            548,440
--------------------------------------------------------------------------------------------------------------------------
          8,354   American Express Company                                                  54.1500            452,369
--------------------------------------------------------------------------------------------------------------------------
          8,354   American Intl Group Inc                                                   66.8000            558,047
--------------------------------------------------------------------------------------------------------------------------
          8,354   Boeing Company                                                            54.9700            459,219
--------------------------------------------------------------------------------------------------------------------------
          8,354   Caterpillar, Inc.                                                         95.0500            794,048
--------------------------------------------------------------------------------------------------------------------------
          8,354   Citigroup, Inc.                                                           47.7200            398,653
--------------------------------------------------------------------------------------------------------------------------
          8,354   Coca-Cola Company                                                         42.8000            357,551
--------------------------------------------------------------------------------------------------------------------------
          8,354   Du Pont E I De Nemours & Company                                          53.3000            445,268
--------------------------------------------------------------------------------------------------------------------------
          8,354   Exxon Mobil Corporation                                                   63.3100            528,892
--------------------------------------------------------------------------------------------------------------------------
          8,354   General Electric Company                                                  35.2000            294,061
--------------------------------------------------------------------------------------------------------------------------
          8,354   General Motors Corporation                                                35.6700            297,987
--------------------------------------------------------------------------------------------------------------------------
          8,354   Hewlett Packard Company                                                   20.8000            173,763
--------------------------------------------------------------------------------------------------------------------------
          8,354   Home Depot, Inc.                                                          40.0200            334,327
--------------------------------------------------------------------------------------------------------------------------
          8,354   Honeywell International, Inc.                                             37.9700            317,201
--------------------------------------------------------------------------------------------------------------------------
          8,354   Intel Corporation                                                         23.9800            200,329
--------------------------------------------------------------------------------------------------------------------------
          8,354   International Business Machines                                           92.5800            773,413
--------------------------------------------------------------------------------------------------------------------------
          8,354   JPMorgan Chase & Company                                                  36.5500            305,339
--------------------------------------------------------------------------------------------------------------------------
          8,354   Johnson & Johnson                                                         65.6000            548,022
--------------------------------------------------------------------------------------------------------------------------
          8,354   McDonald's Corporation                                                    33.0800            276,350
--------------------------------------------------------------------------------------------------------------------------
          8,354   Merck & Company, Inc.                                                     31.7000            264,822
--------------------------------------------------------------------------------------------------------------------------
          8,354   Microsoft Corporation                                                     25.1800            210,354
--------------------------------------------------------------------------------------------------------------------------
          8,354   Pfizer Inc.                                                               26.2900            219,627
--------------------------------------------------------------------------------------------------------------------------
          8,354   Procter & Gamble Company                                                  53.0900            443,514
--------------------------------------------------------------------------------------------------------------------------
          8,354   SBC Communications, Inc.                                                  24.0500            200,914
--------------------------------------------------------------------------------------------------------------------------
          8,354   United Technologies Corporation                                           99.8800            834,398
--------------------------------------------------------------------------------------------------------------------------
          8,354   Verizon Communications                                                    35.9700            300,493
--------------------------------------------------------------------------------------------------------------------------
          8,354   Walt Disney Company                                                       27.9400            233,411
--------------------------------------------------------------------------------------------------------------------------
          8,354   Wal Mart Stores, Inc.                                                     51.6100            431,150
---------------                                                                                         ---------------
        250,620                                                                                         $   12,171,527
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.


GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 22                                       PORTFOLIO AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
          1,561   Astrazeneca Plc                                                       $   39.7400     $       62,034
--------------------------------------------------------------------------------------------------------------------------
          1,323   BASF AG                                                                   74.9000             99,093
--------------------------------------------------------------------------------------------------------------------------
          2,610   Bayer AG                                                                  35.2100             91,898
--------------------------------------------------------------------------------------------------------------------------
          2,707   British American Tobacco Plc                                              36.7800             99,564
--------------------------------------------------------------------------------------------------------------------------
          1,463   British Sky Broadcasting Group                                            43.6100             63,801
--------------------------------------------------------------------------------------------------------------------------
          1,225   Canon, Inc.                                                               52.7400             64,607
--------------------------------------------------------------------------------------------------------------------------
          1,930   Fuji Photo Film Ltd                                                       37.7710             72,898
--------------------------------------------------------------------------------------------------------------------------
          2,109   Heineken NV                                                               34.2000             72,128
--------------------------------------------------------------------------------------------------------------------------
          1,226   Hitachi Ltd                                                               63.3000             77,606
--------------------------------------------------------------------------------------------------------------------------
          2,958   Honda Motor Ltd                                                           26.8500             79,422
--------------------------------------------------------------------------------------------------------------------------
          2,958   Ing Groep NV                                                              30.6800             90,751
--------------------------------------------------------------------------------------------------------------------------
          2,795   Koninklijke Philips Electronics                                           27.7200             77,477
--------------------------------------------------------------------------------------------------------------------------
            604   National Australia Bank Ltd                                              114.2000             68,977
--------------------------------------------------------------------------------------------------------------------------
          1,121   Nestle SA                                                                 69.1500             77,517
--------------------------------------------------------------------------------------------------------------------------
          3,067   News Corporation Ltd                                                      17.2100             52,783
--------------------------------------------------------------------------------------------------------------------------
          3,086   Nissan Motor Ltd                                                          21.4300             66,133
--------------------------------------------------------------------------------------------------------------------------
          3,872   Nokia Corporation                                                         16.1400             62,494
--------------------------------------------------------------------------------------------------------------------------
          1,504   Novartis AG                                                               49.9700             75,155
--------------------------------------------------------------------------------------------------------------------------
          1,558   Roche Holdings, Inc.                                                      53.2500             82,964
--------------------------------------------------------------------------------------------------------------------------
          1,301   Royal Dutch Petroleum Company                                             63.0900             82,080
--------------------------------------------------------------------------------------------------------------------------
          1,491   Shell Trans & Trading Plc                                                 56.7100             84,555
--------------------------------------------------------------------------------------------------------------------------
          1,865   Sony Corporation                                                          37.7900             70,478
--------------------------------------------------------------------------------------------------------------------------
          6,879   Taiwan Semiconductor Manufacturing Company                                 9.1200             62,736
--------------------------------------------------------------------------------------------------------------------------
          1,874   Telecom Italia Spa                                                        38.7700             72,655
--------------------------------------------------------------------------------------------------------------------------
          2,315   Teva Pharmaceutical Industries Ltd                                        30.1100             69,705
--------------------------------------------------------------------------------------------------------------------------
          1,053   Toyota Motor Corporation                                                  77.7800             81,902
--------------------------------------------------------------------------------------------------------------------------
          1,721   Unilever Plc                                                              38.8100             66,792
--------------------------------------------------------------------------------------------------------------------------
          2,905   Vodafone Group Plc                                                        26.2900             76,372
---------------                                                                                         ---------------
         61,081                                                                                         $    2,104,577
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.


MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO, SERIES 14                      PORTFOLIO AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
            643   3M Company                                                               $83.9400            $53,973
--------------------------------------------------------------------------------------------------------------------------
          1,276   Abbott Laboratories                                                       45.9900             58,683
--------------------------------------------------------------------------------------------------------------------------
          1,679   Altria Group, Inc.                                                        65.6500            110,226
--------------------------------------------------------------------------------------------------------------------------
          1,032   American Express Company                                                  54.1500             55,883
--------------------------------------------------------------------------------------------------------------------------
            658   AT&T Corporation                                                          19.4300             12,785
--------------------------------------------------------------------------------------------------------------------------
            480   Automatic Data Processing, Inc.                                           42.9600             20,621
--------------------------------------------------------------------------------------------------------------------------
          3,302   Bank Of America NA                                                        46.6500            154,038
--------------------------------------------------------------------------------------------------------------------------
            215   Becton Dickinson & Company                                                59.8700             12,872
--------------------------------------------------------------------------------------------------------------------------
            693   Boeing Company                                                            54.9700             38,094
--------------------------------------------------------------------------------------------------------------------------
          2,949   Bp Amoco Plc                                                              64.9200            191,449
--------------------------------------------------------------------------------------------------------------------------
          1,596   Bristol Myers Squibb Company                                              25.0300             39,948
--------------------------------------------------------------------------------------------------------------------------
            342   Campbell Soup Company                                                     27.7000              9,473
--------------------------------------------------------------------------------------------------------------------------
          1,733   ChevronTexaco                                                             62.0800            107,585
--------------------------------------------------------------------------------------------------------------------------
          5,380   Cisco Systems, Inc.                                                       17.4200             93,720
--------------------------------------------------------------------------------------------------------------------------
          3,451   Citigroup, Inc.                                                           47.7200            164,682
--------------------------------------------------------------------------------------------------------------------------
          1,978   Coca-Cola Company                                                         42.8000             84,658
--------------------------------------------------------------------------------------------------------------------------
            426   Conagra Foods, Inc.                                                       27.3200             11,638
--------------------------------------------------------------------------------------------------------------------------
            816   Du Pont E I De Nemours & Company                                          53.3000             43,493
--------------------------------------------------------------------------------------------------------------------------
            238   Eastman Kodak Company                                                     33.9900              8,090
--------------------------------------------------------------------------------------------------------------------------
            426   Electronic Data Systems Corporation                                       21.3000              9,074
--------------------------------------------------------------------------------------------------------------------------
            930   Eli Lilly & Company                                                       56.0000             52,080
--------------------------------------------------------------------------------------------------------------------------
          5,267   Exxon Mobil Corporation                                                   63.3100            333,454
--------------------------------------------------------------------------------------------------------------------------
          8,630   General Electric Company                                                  35.2000            303,776
--------------------------------------------------------------------------------------------------------------------------
            305   General Mills, Inc.                                                       52.3700             15,973
--------------------------------------------------------------------------------------------------------------------------
            810   Gillette Company                                                          50.2500             40,702
--------------------------------------------------------------------------------------------------------------------------
            291   Heinz H J Company                                                         37.6400             10,953
--------------------------------------------------------------------------------------------------------------------------
          2,470   Hewlett Packard Company                                                   20.8000             51,376
--------------------------------------------------------------------------------------------------------------------------
          5,382   Intel Corporation                                                         23.9800            129,060
--------------------------------------------------------------------------------------------------------------------------
          1,365   International Business Machines                                           92.5800            126,372
--------------------------------------------------------------------------------------------------------------------------
          2,426   Johnson & Johnson                                                         65.6000            159,146
--------------------------------------------------------------------------------------------------------------------------
            343   Kellogg Company                                                           44.0000             15,092
--------------------------------------------------------------------------------------------------------------------------
          3,613   Lucent Technologies, Inc.                                                  3.0700             11,092
--------------------------------------------------------------------------------------------------------------------------
          1,033   McDonald's Corporation                                                    33.0800             34,172
--------------------------------------------------------------------------------------------------------------------------
            992   Medtronic, Inc.                                                           52.1200             51,703
--------------------------------------------------------------------------------------------------------------------------
          1,816   Merck & Company, Inc.                                                     31.7000             57,567
--------------------------------------------------------------------------------------------------------------------------
          8,963   Microsoft Corporation                                                     25.1800            225,688
--------------------------------------------------------------------------------------------------------------------------
          1,992   Motorola, Inc.                                                            15.6600             31,195
--------------------------------------------------------------------------------------------------------------------------
            222   Nike, Inc.                                                                86.9500             19,303
--------------------------------------------------------------------------------------------------------------------------
          4,150   Oracle Systems Corporation                                                12.9100             53,576
--------------------------------------------------------------------------------------------------------------------------
          1,381   Pepsico, Inc.                                                             53.8600             74,381
--------------------------------------------------------------------------------------------------------------------------
          6,150   Pfizer, Inc.                                                              26.2900            161,684
--------------------------------------------------------------------------------------------------------------------------
          2,077   Procter & Gamble Company                                                  53.0900            110,268
--------------------------------------------------------------------------------------------------------------------------
            648   Sara Lee Corporation                                                      22.4000             14,515
--------------------------------------------------------------------------------------------------------------------------
          1,205   Schering Plough Corporation                                               18.9500             22,835
--------------------------------------------------------------------------------------------------------------------------
          1,416   Texas Instruments, Inc.                                                   26.4700             37,481
--------------------------------------------------------------------------------------------------------------------------
          3,743   Time Warner                                                               17.2300             64,492
--------------------------------------------------------------------------------------------------------------------------
          1,648   Tyco International Ltd.                                                   33.4800             55,175
--------------------------------------------------------------------------------------------------------------------------
          1,671   Walt Disney Company                                                       27.9400             46,688
--------------------------------------------------------------------------------------------------------------------------
          1,093   Wyeth                                                                     40.8200             44,616
--------------------------------------------------------------------------------------------------------------------------
            785   Xerox Corporation                                                         15.6000             12,246
---------------                                                                                         ---------------
        102,130                                                                                         $    3,647,646
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 381

                          NOTES TO FINANCIAL STATEMENTS

                     FEBRUARY 29, 2004 AND FEBRUARY 28, 2005

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities are valued as described in Prospectus Part
II.

   Security Cost - The cost of the Securities is determined based on the actual price paid by the Trust on the day of various Dates of Deposits.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. Distributions to Unitholders of such Trust's taxable income will be taxable.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at February 28, 2005 is as follows:


                                                                                   MORGAN
                                                             GREAT              STANLEY U.S.
                                    THE DOW 30           INTERNATIONAL         MULTINATIONAL
                                       INDEX                 FIRMS                50 INDEX
                                     PORTFOLIO             PORTFOLIO              PORTFOLIO
                                  --------------        --------------         --------------
   Unrealized Appreciation       $     1,402,197       $       318,711        $       526,316
   Unrealized Depreciation              (457,324)               (8,996)              (145,512)
                                 ----------------      ----------------       ----------------
                                 $       944,873       $       309,715        $       380,804
                                 ================      ================       ================


NOTE 3- OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.95% of the public offering price which is equivalent to 5.2078% of the aggregate underlying value of the Securities and the maximum deferred sales charge of ($0.335 per Unit). These investors paid a deferred sales charge of $0.335 per Unit. Commencing March 25, 2004, and on each March 25 thereafter, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives and annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

Units were presented for redemption as follows:


                                                                  PERIOD ENDED                 YEAR ENDED
                                                                FEBRUARY 29, 2004           FEBRUARY 28, 2005
                                                              ---------------------       ---------------------
   The Dow 30 Index Portfolio, Series 16                              384,513                 1,286,925
   Great International Firms Portfolio, Series 22                      49,236                   259,382
   Morgan Stanley U.S. Multinational 50 Index Portfolio, Series 14    158,364                   421,399


NOTE 5 - FINANCIAL HIGHLIGHTS

THE DOW 30 INDEX PORTFOLIO

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        9.47  $       12.30
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.21           0.22
      Net realized and unrealized gain (loss) on investment transactions (a)                       3.40           0.06
                                                                                           ------------   ------------
   Total from investment operations........                                                        3.61           0.28
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.04)         (0.60)
   Bond sale and redemption proceeds.......                                                       (0.34)         (1.54)
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.38)         (2.14)
   Deferred Sales Charge...................                                                       (0.40)         (0.11)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $       12.30  $       10.33
                                                                                           ============   ============
TOTAL RETURN (b):..........................                                                       31.97%          3.36%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS (B):
   Expenses................................                                                        1.10%          0.29%
   Net investment income...................                                                        1.80%          1.95%
NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



GREAT INTERNATIONAL FIRMS PORTFOLIO
                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        9.45  $       13.75
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.12           0.27
      Net realized and unrealized gain (loss) on investment transactions (a)                       4.69           0.06
                                                                                           ------------   ------------
   Total from investment operations........                                                        4.81           0.33
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.03)         (0.53)
   Bond sale and redemption proceeds.......                                                       (0.19)         (1.71)
   Deferred Sales Charge...................                                                       (0.41)         (0.11)
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.22)         (2.24)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $       13.75  $       11.73
                                                                                           ============   ============
TOTAL RETURN (b):..........................                                                       46.23%          7.10%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS (B):
   Expenses................................                                                        1.50%          0.37%
   Net investment income...................                                                        0.93%          2.08%



MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        9.57  $       11.96
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.14           0.26
      Net realized and unrealized gain (loss) on investment transactions (a)                       2.96           0.16
                                                                                           ------------   ------------
   Total from investment operations........                                                        3.10           0.42
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.04)         (0.56)
   Bond sale and redemption proceeds.......                                                       (0.26)         (1.08)
   Deferred Sales Charge...................                                                       (0.41)         (0.10)
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.30)          1.64
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $       11.96  $       10.64
                                                                                           ============   ============
TOTAL RETURN (b):..........................                                                       26.32%          1.10%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS (B):
   Expenses................................                                                        1.35%          0.40%
   Net investment income...................                                                        1.24%          2.78%


--------------------------------------------------------------------------------

   (a)Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the year.

   (b) Not annualized for periods less than one year.



                            The Dow 30SM Index Trust

                          The Dow 30SM Index Portfolio

                       The Dow 30SM Index & Treasury Trust

                               Prospectus Part II

       You should read this prospectus and retain it for future reference.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

        This Prospectus is dated as of the date of the Prospectus Part I accompanying this Prospectus Part II.

--------------------------------------------------------------------------------

   The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.

                                   Van Kampen
                                   Investments



THE TRUSTS
--------------------------------------------------------------------------------

   The Trusts were created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management, as Supervisor, The Bank of New York, as Trustee and as Evaluator, or their predecessors.

   The Trusts offer investors the opportunity to purchase Units representing proportionate interests in portfolios of actively traded securities. A Trust may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trusts. Unless otherwise terminated as provided in the Trust Agreement, the Trusts will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One for each Trust and any additional securities deposited into each Trust.

   Additional Units of a Trust may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by a Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares (or percentage of par value) of each Security in the Trust's portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trusts will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by the Trusts may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Trust termination and in the course of satisfying large Unit redemptions.

   Each Unit of a Trust initially offered represents an undivided interest in that Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in that Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the applicable "Portfolio" in Part One of the Prospectus as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   Each Trust seeks to increase the value of your investment and provide dividend income by investing in a diversified portfolio of stocks. The Dow 30SM Index & Treasury Trust also seeks to preserve capital by investing a portion of its portfolio in U.S. Treasury obligations. We cannot guarantee that a Trust will achieve its objective.

   The Dow 30SM Index Trust and The Dow 30SM Index Portfolio. The Trusts seek to provide capital appreciation and dividend income through an investment in a portfolio of the stocks included in the Dow Jones Industrial Average. These stocks are some of the most widely-held and well-capitalized companies in the world. We believe that The Dow 30SM stocks have historically provided a consistent and more conservative source of dividend income and capital appreciation than many other types of equity securities. Van Kampen believes that the Trust may offer these characteristics:

   o Portfolio of "blue chip" stocks

   o Cross section of American industrial companies

   o May help outpace inflation

   The Trust initially includes a portfolio that replicates the Dow Jones Industrial AverageSM except to the extent necessary to comply with applicable regulatory requirements. During the Trust's life, we will change the portfolio to reflect any change in the component stocks in The DowSM. We will not change the portfolio to reflect any change in the weightings of the components within The DowSM during the Trust's life. However, the Dow Jones Industrial AverageSM has always been based on one share of each component stock. Due to regulatory restrictions, the Trust may not be permitted to replicate the index weighting of certain issuers in the securities industry.

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. The performance of the Trust will differ from the performance of The DowSM because the Trust includes expenses and a sales charge. You should read the "Risk Factors" section before you invest.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Trust, taken as a whole, which are represented by the Units.

   The Dow Jones Industrial AverageSM. Charles H. Dow first unveiled his industrial stock average on May 26, 1896. Dow Jones & Company, Inc. first published the Dow Jones Industrial AverageSM in The Wall Street Journal on October 7, 1896. Initially consisting of just 12 stocks, The DowSM expanded to 20 stocks in 1916 and its present size of 30 stocks on October 1, 1928. The companies included in The DowSM have remained relatively constant over time.

   The DowSM stocks are all major factors in their industries and are widely held by individuals and institutions. The stocks represent about one-fifth of the market value of all U.S. stocks. The DowSM stocks currently trade on the New York Stock Exchange and the Nasdaq Stock Market, Inc. The value of The DowSM at the beginning of 1929 was 248.48.

   The editors of The Wall Street Journal select the components of The DowSM. The editors have traditionally considered all companies that are not in the transportation or utilities sectors for inclusion in the index. In choosing a new component, the editors look among substantial industrial companies with a history of successful growth and wide interest among investors. They believe that stability of composition enhances the index. Whenever the editors change one stock, they typically review the other stocks. Of course, we cannot guarantee that they will follow this process or consider these factors in the future.

   The Dow 30SM Index & Treasury Trust. The Trust seeks to increase the value of your Units over time and provide dividend income while also providing protection of principal. The Trust invests in a portfolio of common stocks of the companies in the Dow Jones Industrial AverageSM on the day before the Initial Date of Deposit and U.S. Treasury obligations. The Trust seeks to provide protection of your principal by combining an investment in blue chip stocks with U.S. Treasury obligations.

   The DowSM stocks are all major factors in their industries and are widely held by individuals and institutions. These stocks are some of the most widely-held and well-capitalized companies in the world. We believe that The DowSM stocks have historically provided a consistent and more conservative source of dividend income and capital appreciation than many other types of equity securities. All of The DowSM stocks currently trade on the New York Stock Exchange. More information about The DowSM is presented above.

   Approximately half of the initial portfolio replicates the Dow Jones Industrial AverageSM on the day before the Initial Date of Deposit. The component stocks or the weightings of the stocks in The DowSM may change from time to time. We will not change the Trust portfolio to reflect any change in The DowSM.

   By investing approximately half of the initial portfolio in U.S. Treasury obligations, the Trust offers an investment similar to The Dow 30SM Index Trust while also seeking protection of principal. We structured the portfolio so that you should receive at least $11 per Unit if you hold your Units through maturity of the Treasury obligations. This feature provides you with total principal protection if you purchase Units for $11 or less (including any sales charge).

   The Treasury obligations do not pay interest while they are outstanding. However, you will be subject to tax with respect to amortization of original issue discount on the Treasury obligations as if a distribution had occurred. You should read the "Taxation" section for more information.

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   You should note that we applied the selection criteria to the Securities for inclusion in the Trusts as of the Initial Date of Deposit. After this date, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from its Trust portfolio. However, we will adjust the portfolio of The Dow 30SM Index Trust to reflect changes in the components of the Dow Jones Industrial AverageSM.

   The Dow 30 Index Trust, The Dow 30SM Index Portfolio and The Dow 30SM Index & Treasury Trust are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly. Dow Jones' only relationship to the Trust is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Industrial AverageSM, which is determined, composed and calculated by Dow Jones without regard to the Trust. Dow Jones has no obligation to take the needs of the Sponsor or the owners of the Trust into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Trust to be issued or in the determination or calculation of the equation by which the Trust are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Trust.

   DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE DOW 30 INDEX TRUST, THE DOW 30SM INDEX PORTFOLIO AND THE DOW 30SM INDEX & TREASURY TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND THE TRUST.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in the Trusts. You should understand these risks before you invest. If the value of the securities falls, the value of the Trusts will also fall. We cannot guarantee that a Trust will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in a Trust will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security of the issuer. Even though the Trusts are supervised, you should remember that we do not manage a Trust. A Trust will not sell a security solely because the market value falls as is possible in a managed fund.

   Dividend Payment Risk. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   Index Correlation. The Dow 30 Index Trust and The Dow 30 Index Portfolio, involve the risk that the performance of the Trusts will not sufficiently correspond with the target index. This can happen for reasons such as:

     o the impracticability of owning each of the index stocks with the exact weightings at a given time,

     o The Dow 30 Index Trust and The Dow 30 Index Portfolio will generally not replicate weighting changes,

     o    the possibility of index tracking errors,

     o regulatory restrictions on ownership of companies in the securities industry,

     o the time that elapses between a change in the index and a change in the Portfolio, and

     o    fees and expenses of the Portfolio.

   Consumer Product and Retail Issuers. The Trusts invest significantly in companies that manufacture or sell various consumer products. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Competitiveness in the retail industry will require large capital outlays for the installation of automated checkout equipment to control inventory, track the sale of items and gauge the success of sales campaigns. Retailers who sell their products over the Internet have the potential to access more consumers, but will require sophisticated technology to remain competitive.

    Industrials. The Trusts invest significantly in industrials companies. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, capital goods companies may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, limitations on supply of key materials, labor relations, government regulations, government contracts and e-commerce initiatives.

   Industrials companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in commercial and consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, disputes over or ability to obtain or retain government contracts, or changes in government budget priorities, changes in aircraft-leasing contracts and cutbacks in profitable business travel. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers.

   Treasury Obligations. The U.S. Treasury obligations in The Dow 30SM Index & Treasury Trust are U.S. Treasury Strips. These are bonds that have been stripped of their unmatured interest coupons. These bonds represent the right to receive a fixed payment from the U.S. government at the bond's maturity date. These securities are backed by the full faith and credit of the U.S. government. This guarantee does not apply to the market value of the Treasury obligations or Units of the Trust. The U.S. government issues these Treasury obligations at a deep discount to par value because the obligations do not make periodic interest payments. In effect, these obligations implicitly reinvest earnings during their life at a fixed yield. This eliminates the ability to reinvest earnings at higher rates in the future, if available. The value of the Treasury obligations may also fluctuate to a greater extent than securities that make regular interest payments.

    Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation, such as that involving Altria Group, Inc., regarding any of the issuers of the Securities or of the industries represented by these issuers may negatively impact the share prices of these Securities. No one can predict what impact any pending or threatened litigation will have on the share prices of the Securities.

   No FDIC Guarantee. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
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   General. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Summary of Essential Financial Information" in Part One of the Prospectus describes the sales charge in detail.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts. Since the deferred sales charges and creation and development fee are fixed dollar amounts per Unit, your Trust must charge these amounts per Unit regardless of any discounts. However, if you are eligible to receive a discount such that your total sales charge is less than the fixed dollar amounts of the deferred sales charges and creation and development fee, you will receive a credit equal to the difference between your total sales charge and these fixed dollar charges at the time you buy Units.

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Van Kampen Funds Inc. and its affiliates, dealers and their affiliates and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One of the Prospectus in accordance with fluctuations in the prices of the underlying Securities in the Trusts. The Trustee or Evaluator will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee or Evaluator determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or Evaluator or an independent pricing service used by the Trustee or Evaluator. In these cases, a Trust's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Trusts. The aggregate underlying value of U.S. Treasury obligations is determined on each business day by the Evaluator based on their net bid prices. If net bid prices are unavailable, then the evaluations will be based on (1) bid prices for comparable securities, (2) by determining the value of the obligations on the bid side of the market or (3) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units of 80% of the sales charge applicable to the transaction. Except as provided in this section, any discount provided to investors will be borne by the selling dealer or agent as indicated

under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Broker-dealers of the Trusts, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of any Trust. These programs will not change the price Unitholders pay for their Units or the amount that a Trust will receive from the Units sold.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution", any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any tendered of Units for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   Distributions. Dividends and any net proceeds from the sale of Securities received by a Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates are listed under "Summary of Essential Financial Information" in Part One. In addition, a Trust will generally make required distributions at the end of each year if it is structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of income when their Trust terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by a Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rate share of the available cash in the Income and Capital Accounts as of the related Record Date.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options if available. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash.

   In addition, under the Planned Reinvestment Option (PRO) Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Portfolio. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing PRO account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of a Trust for redemption may request an in kind distribution of equity securities equal to the Redemption Price per Unit on the date of tender. Trusts generally do not offer in kind distributions of portfolio securities that are held in foreign markets or U.S. Treasury obligations. An in kind distribution will be made by the Trustee through the distribution of each of the equity securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares or U.S. Treasury obligations will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Trust will be, and the diversity of a Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses and sales charges of the Trust. For these purposes, the Evaluator or Trustee will determine the value of the Securities in the manner set forth under "Public Offering--Offering Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Units. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have any questions regarding your account or your Trust, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
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   Portfolio Administration. The Trusts are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses or deferred sales charges. If securities or property are acquired by a Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.

   With respect to The Dow 30SM Index Trust or The Dow 30SM Index Portfolio, purchases and sales of Securities will generally be made in an effort to maintain, to the extent practical, a portfolio that reflects the current components of the Dow Jones Industrial AverageSM. If this Trust receives any securities or other property relating to the Securities in the Trust (such as those acquired in a merger or spin-off), the Trustee will sell the securities or other property and reinvest the proceeds in shares of the Security related to the transaction. If a Security is removed from the Dow Jones Industrial AverageSM, the Trustee will sell the Security and may reinvest the proceeds into any new securities added as components of the Dow Jones Industrial AverageSM or into the other Securities if a new component is not added.

   With respect to The Dow 30SM Index Trust or The Dow 30SM Index Portfolio, the Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to the Trust. In such as case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in these Trusts on the Initial Date of Deposit. The Sponsor may also instruct the Trustee to take action necessary to ensure that these Trusts continue to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of these Trusts.

   When your Trust sells Securities, the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for a Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of a Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trusts, the Sponsor or dealers participating in the offering of Units.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. Each Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. A Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). A Trust will be liquidated by the Trustee in the event that a sufficient number of Units of the Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Trust. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. You are qualified to elect an in kind distribution of Securities at termination if you own at least 1,000 Units of your Trust on the termination date (or such higher amount as may be required by your broker-dealer or selling agent). Any in kind distribution of Securities at termination will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". In order to receive an in kind distribution of Securities at termination, this form or other notice acceptable to the Trustee must be received by the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trusts. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and will not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $92 billion under management or supervision as of October 31, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of September 30, 2004, the total stockholders' equity of Van Kampen Funds Inc. was $222,914,037 (unaudited).

   Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217,
(800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
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   This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary generally does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisor regarding the tax consequences of these regulations.

   Trust Status. The Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

   Distributions. Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Trust may qualify to be taxed at the same rates that apply to net capital gain (as discussed below), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Portfolio itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. The Trusts will provide notice to Unitholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. In addition, the income from the Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Dividends Received Deduction. A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trust because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Trust from certain corporations may be designated by the Trust as being eligible for the dividends received deduction.

   If You Sell or Redeem Shares. If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. Net capital gain equals net long-term gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. In the case of capital gain dividends, the determination of which portion of the capital gain dividend, if any, that may be treated as long-term gain from property held for more than five years eligible for the 18% (or 8%) tax rate will be made based on regulations prescribed by the United Sates Treasury. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   In-Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem shares or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   Deductibility of Trust Expenses. Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investments expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit of your share of these taxes.

   The Dow 30SM Index & Treasury Trust. This section summarizes some of the main U.S. federal income tax consequences of owning Units of your Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   Assets of the Trust. The Trust will hold one or more of the following: (i) zero coupon U.S. Treasury bonds (the "Treasury Obligations") and (ii) stock in domestic and foreign corporations (the "Stocks"). All of the assets held by the Trust constitute the "Trust Assets". For purposes of this federal tax discussion, it is assumed that the stocks constitute equity for federal income tax purposes.

   Trust Status. Your Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, accruals of original issue discount and capital gains, if any) from the Trust Assets when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust Assets which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

   Your Tax Basis and Income or Loss Upon Disposition. If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of accruals of original issue discount, as discussed below, or certain dividends that exceed a corporation's accumulated earnings and profits).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For periods not covered by the reduced rates discussed above, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   In addition, it should be noted that certain dividends received by the Trust may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2009.

   Original Issue Discount. The Treasury Obligations will generally be treated as having original issue discount. This original issue discount is generally equal to the difference between the amount payable on the due date and your purchase price allocable to the Treasury Obligations. Original issue discount accrues on a daily basis and is generally treated as interest income for federal income tax purposes as it accrues. Your basis of each Treasury Obligation must be increased as original issue discount accrues. The rules relating to original issue discount are very complex and special rules apply in numerous circumstances.

   Exchanges. If you elect to have your proceeds from the Trust rolled over into the next series of the Trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Trust for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities or other Trust Assets under the wash sale provisions of the Internal Revenue Code.

   In-Kind Distributions. Under certain circumstances, as described in this prospectus, you may request a distribution of Trust Assets (an "an In-Kind Distribution") when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash.

   You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional share of a Trust Assets, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional share of the Trust Asset.

   Limitations on the Deductibility of Trust Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Foreign, State and Local Taxes. Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by your Trust that are derived from certain dividends of Stocks of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from the Trust or on gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

   Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TRUST OPERATING EXPENSES
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   General. The fees and expenses of the Trust will generally accrue on a daily basis. Trust operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. The deferred sales charge, creation and development fee and organization costs are generally paid out of the Capital Account of your Trust. Securities may be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from each Trust set forth in the "Summary of Essential Financial Information" in Part One. (which includes the estimated amount of miscellaneous Trust expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to each Trust is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table". These fees may exceed the actual costs of providing these services to the Trust but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   Miscellaneous Expenses. The following additional charges are or may be incurred by a Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of such Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect a Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of a Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees,
(h) costs associated with liquidating the securities held in a Trust portfolio,
(i) any offering costs incurred after the end of the initial offering period and
(j) expenditures incurred in contacting Unitholders upon termination of a Trust. The Trusts will also pay a license fee to Dow Jones & Company, Inc. for use of certain service marks. Your Trust may pay the expenses of updating its registration statements each year.

   General. The Trustee may not sell U.S. Treasury obligations in The Dow 30SM Index & Treasury Trust to pay expenses unless the maturity value of the U.S. Treasury obligations remaining in the portfolio after the sale equals at least $11 per Unit.

OTHER MATTERS
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   Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   Independent Registered Public Accounting Firm. The statements of condition and the related portfolios included in this Prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



TABLE OF CONTENTS
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        Title                                    Page
        -----                                    ----
   The Trusts..................................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     5
   Public Offering.............................     6
   Retirement Accounts.........................     8
   Rights of Unitholders.......................     8
   Trust Administration........................    10
   Taxation....................................    13
   Trust Operating Expenses....................    16
   Other Matters...............................    17
   Additional Information......................    17





                                   PROSPECTUS
                                    PART TWO
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                            The Dow 30SM Index Trust
                          The Dow 30SM Index Portfolio
                       The Dow 30SM Index & Treasury Trust

                              Van Kampen Funds Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020



               Please retain this prospectus for future reference




                                   Van Kampen
                                   Investments





                                   VAN KAMPEN
                                   INVESTMENTS

                         GREAT INTERNATIONAL FIRMS TRUST
                       GREAT INTERNATIONAL FIRMS PORTFOLIO

                               PROSPECTUS PART II

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.
        THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PROSPECTUS PART I
                     ACCOMPANYING THIS PROSPECTUS PART II.

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     The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.



THE PORTFOLIOS
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   Each Great International Firms Trust or Great International Firms Portfolio (the "Portfolios") was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management., as Supervisor, and The Bank of New York, as Trustee and, for certain Portfolios, as Evaluator, or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and The Bank of New York was appointed successor Evaluator for all Portfolios in existence at that time. Portfolios created after this time do not have a separate Evaluator. The Bank of New York performs evaluation services for these Portfolios in its role as Trustee.

   The Portfolios offer investors the opportunity to purchase Units representing proportionate interests in portfolios of equity securities. A Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolios. Unless otherwise terminated as provided in the Trust Agreement, the Portfolios will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in each "Portfolio" in Part One and any additional securities deposited into each Portfolio.

   Additional Units of a Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by a Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit or an equal dollar amount of each Security in a Portfolio structured as a "regulated investment company" for federal income tax purposes. Due to round lot requirements in certain foreign securities markets and market value fluctuations, a Portfolio may not be able to invest equally in each Security on the Initial or any subsequent Date of Deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolios will pay the associated brokerage or acquisition fees.

   Each Unit of a Portfolio initially offered represents an undivided interest in that Portfolio. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in that Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the applicable "Portfolio" in Part One as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
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   Each Portfolio seeks to provide the potential for capital appreciation by investing in a portfolio of stocks issued by foreign companies. In selecting the portfolio, we targeted industry-leading companies in countries around the world. Each Portfolio seeks to benefit from companies that are well-known, have solid balance sheets and occupy strong positions in their markets and industries. The companies represented in a portfolio may share a variety of traits, among others, as of the Initial Date of Deposit:

   o Headquartered in a developed and industrialized country outside the United States

   o  Significant market share in their industry

   o  Attractive balance sheets

   o  Diversified line of products and/or services

   o  I/B/E/S consensus analyst recommendation of "Hold" or better

   o  Investment grade senior bond rating

   o  Well capitalized

   o  Leading company in their country

   I/B/E/S is a database of security recommendations from many different contributing firms. I/B/E/S translates the data into a uniform consensus average recommendation form the contributing firms. I/B/E/S presents consensus recommendations on a 1-5 scale numerically. Each numerical value corresponds to an I/B/E/S consensus recommendation: 1 -- Strong Buy; 2 -- Buy; 3 -- Hold; 4 -- Underperform; and 5 -- Sell.

   An "investment grade" senior bond rating means that senior bonds issued by the issuer are rated at least BBB- by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. Standard & Poor's defines its BBB rating to mean that an obligation exhibits adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   International firms across the globe are expanding their businesses, exporting to more countries and becoming better known to the investment community. By investing in international stocks, you may benefit from greater growth potential and added diversity than by concentrating in U.S. securities alone.

   As with any investment, we cannot guarantee that a Portfolio will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   You should note that we applied the selection criteria to the Securities for inclusion in the Portfolios prior to the Initial Date of Deposit. After the initial selection, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from its Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Portfolio, taken as a whole, which are represented by the Units.

RISK FACTORS
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   MARKET RISK. Market risk is the risk that the value of the securities in your Portfolio will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security of the issuer. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   DIVIDEND PAYMENT RISK. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   FOREIGN STOCKS. Because the Portfolios invest significantly in foreign stocks, the Portfolio involves additional risks that differ from an investment in domestic stocks. These risks include the risk of losses due to future political and economic developments, international trade conditions, foreign withholding taxes and restrictions on foreign investments and exchange of securities. The Portfolio also involves the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. The Portfolio involves the risk that information about the stocks is not publicly available or is inaccurate due to the absence of uniform accounting and financial reporting standards. In addition, some foreign securities markets are less liquid than U.S. markets. This could cause the Portfolio to buy stocks at a higher price or sell stocks at a lower price than would be the case in a highly liquid market. Foreign securities markets are often more volatile and involve higher trading costs than U.S. markets, and foreign companies, securities markets and brokers are also generally not subject to the same level of supervision and regulation as in the U.S. Certain stocks may be held in the form of American Depositary Receipts or other similar receipts ("ADRs"). ADRs represent receipts for foreign common stock deposited with a custodian (which may include the Trustee). The ADRs in the Portfolio, if any, trade in the U.S. in U.S. dollars and are registered with the Securities and Exchange Commission. ADRs generally involve the same types of risks as foreign common stock held directly. Some ADRs may experience less liquidity than the underlying common stocks traded in their home market.

   The purchase and sale of the foreign securities may occur in foreign securities markets. Certain of the factors stated above may make it impossible to buy or sell them in a timely manner. Custody of certain of the securities in the Portfolio may be maintained by a global custody and clearing institution which has entered into a sub-custodian relationship with the Trustee. In addition, round lot trading requirements exist in certain foreign securities markets. These round lot trading requirements could cause the proportional composition and diversification of the Portfolio's securities to vary when the Portfolio purchases additional securities or sells securities to satisfy expenses or Unit redemptions. This could have a material impact on investment performance and portfolio composition.

   Because securities of foreign issuers not listed on a U.S. securities exchange generally pay dividends and trade in foreign currencies, the U.S. dollar value of these securities and dividends will vary with fluctuations in foreign exchange rates. Most foreign currencies have fluctuated widely in value against the U.S. dollar for various economic and political reasons. To determine the value of foreign securities or their dividends, the Trustee will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, these markets can be quite volatile depending on the activity of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies. Since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Trustee may not reflect the amount the Portfolio would receive in U.S. dollars, had the Trustee sold any particular currency in the market. The value of the Securities in terms of U.S. dollars, and therefore the value of your Units, will decline if the U.S. dollar decreases in value relative to the value of the currencies in which the Securities trade.

   NO FDIC GUARANTEE. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
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   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Summary of Essential Financial Information" in Part One describes the sales charge in detail.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   REDUCING YOUR SALES CHARGE. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses, children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

     Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   OFFERING PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Portfolios. The Evaluator or Trustee, as applicable, will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Portfolio business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The term "business day" also excludes any day on which more than 33% of the Securities are not traded on their principal trading exchange due to a customary business holiday on that exchange.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, a Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolios.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units equal to 80% of the sales charge applicable to the transaction.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Broker-dealers, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Portfolios. Such payments are made by the Sponsor out of its own assets, and not out of the assets of any Portfolio. These programs will not change the price Unitholders pay for their Units or the amount that a Portfolio will receive from the Units sold.

   SPONSOR COMPENSATION. The Sponsor will receive a gross sales commission equal to the total sales charge applicable to each transaction. Except as provided under "Unit Distribution", any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Sponsor. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions. Any publication of a list of Securities, or a list of anticipated Securities, to be included in a Portfolio may also cause increased buying activity in certain Securities. Once this information becomes public, investors may purchase individual Securities appearing in such a publication and may do so during or prior to the initial offering of Units. It is possible that these investors could include investment advisory and brokerage firms of the Sponsor or its affiliates or firms that are distributing Units. This activity may cause your Portfolio to purchase stocks at a higher price than those buyers who effect purchases prior to purchases by your Portfolio.

   MARKET FOR UNITS. Although it is not obligated to do so, the Sponsor currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by a Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates are listed under "Summary of Essential Financial Information" in Part One. In addition, a Portfolio structured as a "regulated investment company" for federal tax purposes will generally make required distributions at the end of each year. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by a Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units under the Automatic Reinvestment Option (ARO) without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options, if available. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase the ARO CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash. Purchases of additional Units made pursuant to the reinvestment plan will be made at the net asset value for Units as of the Evaluation Time on the Distribution Date.

   In addition, under the Planned Reinvestment Option (PRO) Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Portfolios. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing PRO account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of a Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution during the five business days prior to a Portfolio's termination. Portfolios generally do not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Portfolio will be, and the diversity of a Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in each Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio, (b) the accrued expenses of the Portfolio and (c) any unpaid deferred sales charge payments. For these purposes, the Evaluator or Trustee, as applicable, may determine the value of the Securities in the manner set forth under "Public Offering--Offering Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   UNITS. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request of the Trustee. If you have any questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
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   PORTFOLIO ADMINISTRATION. The Portfolios are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. If securities or property are acquired by a Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   With the exception of Great International Firms Portfolio, Series 10, the Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to the Portfolio. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in such a Portfolio on the Initial Date of Deposit. The Sponsor may also instruct the Trustee to take action necessary to ensure that such a Portfolio continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. In order to obtain the best price for a Portfolio, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of a Portfolio's securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolios, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. Each Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. A Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. See "Rights of Unitholders--Redemption of Units". This form must be returned at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolios. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Supervisor, Evaluator, if any, and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator or Trustee, as applicable, and have no responsibility for the accuracy thereof. Determinations by the Evaluator or Trustee shall be made in good faith upon the basis of the best information available to it.

   SPONSOR. Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $89 billion under management or supervision as of June 30, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of November 30, 2003, the total stockholders' equity of Van Kampen Funds Inc. was $175,086,426 (unaudited).

   Van Kampen Funds Inc. and the Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. This code is intended to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217,
(800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

   PERFORMANCE INFORMATION. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Portfolios and returns over specified time periods on other similar Van Kampen trusts (which may show performance net of expenses and charges which the Portfolios would have charged) with returns on other taxable investments such as the common stocks comprising the Dow Jones Industrial Average, the S&P 500, other investment indices, corporate or U.S. government bonds, bank CDs, money market accounts or money market funds, or with performance data from Lipper Analytical Services, Inc., Morningstar Publications, Inc. or various publications, each of which has characteristics that may differ from those of the Portfolios. Information on percentage changes in the dollar value of Units may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective Unitholders. Total return figures may not be averaged and may not reflect deduction of the sales charge, which would decrease return. No provision is made for any income taxes payable. Past performance may not be indicative of future results. The Portfolios are not managed and Unit price and return fluctuate with the value of stocks in the portfolios, so there may be a gain or loss when Units are sold. As with other performance data, performance comparisons should not be considered representative of a Portfolio's relative performance for any future period.

   STYLE AND MARKET CAPITALIZATION. A balanced investment portfolio incorporates various style and market capitalization characteristics. We offer unit trusts with a variety of styles and capitalizations to meet your needs. A Portfolio is not a balanced investment portfolio itself and should not be your only investment. From time to time in advertising and sales materials we may utilize investment style and market capitalization categories to assist in determining the investment category that a Portfolio might fill within an investor's overall investment portfolio. Investors should note that investment style and market capitalization are not used in selecting the stocks for a Portfolio.

   We determine the style characteristics (growth or value) based on the types of stocks in a Portfolio. Generally, a growth portfolio includes companies in a growth phase of their business with increasing earnings. A value portfolio generally includes companies with low relative price-earnings ratios that we believe are undervalued. We generally determine the market capitalization based on the weighted median market capitalization of a Portfolio. Investment style and capitalization characteristics will vary over time. We will not remove a Security from a Portfolio as a result of any change in characteristics.

TAXATION
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GREAT INTERNATIONAL FIRMS PORTFOLIO, SERIES 10

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of Great International Firms Portfolio, Series 10. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   Portfolio Status. Your Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by your Portfolio, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Portfolio asset when such income would be considered to be received by you if you directly owned your Portfolio's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from your Portfolio which you must take into account for federal income tax purposes is not reduced by amounts used to pay Portfolio expenses (including the deferred sales charge, if any).

   Your Tax Basis and Income or Loss Upon Disposition. If your Portfolio disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Portfolio asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Portfolio asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

   Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   In addition, it should be noted that certain dividends received by the Portfolio may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

   Exchanges. If you elect to reinvest the proceeds from your Portfolio into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for Units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities or other Portfolio assets under the wash sale provisions of the Internal Revenue Code.

   In-Kind Distributions. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities when you redeem your Units or at your Portfolio's termination. By electing to receive a distribution of Securities, you will receive whole shares of stock plus, possibly, cash.

   You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by your Portfolio. However, if you also receive cash in exchange for a Portfolio asset or a fractional share of a Security or shares of a foreign Security held by your Portfolio, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio asset or fractional share.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

     Foreign, State and Local Taxes. Distributions by your Portfolio that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by your Portfolio that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by your Portfolio may be subject to foreign withholding taxes. Any dividends withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Portfolio, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation, and the income of your Portfolio will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

ALL OTHER PORTFOLIOS

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of Portfolios other than the Great International Firms Portfolio, Series 10. The tax consequences of owning Units of other Portfolios are described in the following section. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   Portfolio Status. The Portfolio intends to qualify as a "regulated investment company" under the federal tax laws. If the Portfolio qualifies as a regulated investment company and distributes its income as required by the tax law, the Portfolio generally will not pay federal income taxes.

   Distributions. Portfolio distributions are generally taxable. At the end of each year, you will receive a tax statement that separates your Portfolio's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from the Portfolio may be taxed at new tax rates equal to those applicable to net capital gain. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Portfolio may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Portfolio is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from the Portfolio that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Portfolio, because the dividends received deduction is generally not available for distributions from regulated investment companies.

   If You Sell or Redeem Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends. Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered by the Tax Act, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000, with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Portfolio and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to extent of the capital gain dividend received. A Portfolio may designate some capital gain dividends as "unrecaptured Section 1250 gain distributions", in which case the dividends would be subject to a maximum tax rate of 25%. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   Pursuant to the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Portfolio are generally taxed at the same new rates that apply to net capital gain (as discussed above), but only if certain holding period requirements are satisfied and the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. The Portfolio will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

   In-Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of portfolio securities when you redeem Units or when your Portfolio terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   Deductibility of Portfolio Expenses. Expenses incurred and deducted by the Portfolio will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Portfolio expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If your Portfolio invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Portfolio paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Portfolio paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

PORTFOLIO OPERATING EXPENSES
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   GENERAL. The fees and expenses of your portfolio will accrue on a daily basis. The fees and expenses are generally paid out of the Capital Account of your Portfolio (Income Account for certain Portfolios). It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Evaluator's, Supervisor's, and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from your Portfolio set forth in the "Summary of Essential Financial Information" in Part One. The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   COMPENSATION OF SPONSOR, EVALUATOR AND SUPERVISOR. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Summary of Essential Financial Information" in Part One. The Evaluator, if any, will receive the annual fee for providing evaluation services set forth in the "Summary of Essential Financial Information" in Part One. These fees may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

    MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. Each Portfolio may pay the expenses of updating its registration statement each year.

OTHER MATTERS
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   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related portfolio included in this prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This prospectus does not contain all the information set forth in the Registration Statement filed by your Portfolio with the SEC. The Information Supplement, which has been filed with the SEC (and is incorporated herein by reference), includes more detailed information concerning the Securities, investment risks and general information about your Portfolio. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



   TABLE OF CONTENTS

        TITLE                                    PAGE
        -----                                    ----
   The Portfolios..............................   A-2
   Objectives and Securities Selection.........   A-3
   Risk Factors................................   A-3
   Public Offering.............................   A-4
   Retirement Accounts.........................   A-7
   Rights of Unitholders.......................   A-7
   Portfolio Administration....................   A-9
   Taxation....................................  A-12
   Portfolio Operating Expenses................  A-15
   Other Matters...............................  A-16
   Additional Information......................  A-16




8/03

                                   PROSPECTUS
                                    PART TWO
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                                   VAN KAMPEN
                                   INVESTMENTS

                         GREAT INTERNATIONAL FIRMS TRUST
                       GREAT INTERNATIONAL FIRMS PORTFOLIO

                              VAN KAMPEN FUNDS INC.
                           1221 Avenue of the Americas
                            New York, New York 10020



              Please retain this prospectus for future reference.








              BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO                   MORGAN STANLEY EURO-TECHNOLOGY 20 INDEXSM TRUST
                BANDWIDTH & TELECOMMUNICATIONS TRUST                   MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO
                            BANKING TRUST                                MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM TRUST
              BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO                     MORGAN STANLEY MULTINATIONAL INDEXSM TRUST
                BIOTECHNOLOGY & PHARMACEUTICAL TRUST                   MORGAN STANLEY U.S. MULTINATIONAL INDEXSM PORTFOLIO
                  FINANCIAL INSTITUTIONS PORTFOLIO                   MORGAN STANLEY U.S. MULTINATIONAL 50 INDEXSM PORTFOLIO
                    FINANCIAL INSTITUTIONS TRUST                         MORGAN STANLEY U.S. MULTINATIONAL INDEXSM TRUST
                      FINANCIAL SERVICES TRUST                                     NEW FRONTIER UTILITY TRUST
                       GLOBAL ENERGY PORTFOLIO                                        PHARMACEUTICAL TRUST
        GLOBAL ENERGY TRUST (SERIES 5 AND SUBSEQUENT SERIES)                         SEMICONDUCTOR PORTFOLIO
                      GLOBAL WIRELESS PORTFOLIO                                        SEMICONDUCTOR TRUST
                        GLOBAL WIRELESS TRUST                                        SMALL-CAP GROWTH TRUST
                 HEALTH CARE & PHARMACEUTICALS TRUST                                   SOFTWARE PORTFOLIO
                         INTERNET PORTFOLIO                                              SOFTWARE TRUST
                           INTERNET TRUST                                           TELECOMMUNICATIONS TRUST
                        MID-CAP GROWTH TRUST                                  TELECOMMUNICATIONS & BANDWIDTH TRUST
              MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO                               TELE-GLOBAL PORTFOLIO
                MORGAN STANLEY EUROTEC INDEXSM TRUST                                    UTILITY PORTFOLIO
                                                                                          UTILITY TRUST

                               PROSPECTUS PART TWO



                       This prospectus contains two parts.

                 No one may use this Prospectus Part Two unless
                      accompanied by Prospectus Part One.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved of Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.



                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE




THE TRUSTS
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   Each Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management, as Supervisor, The Bank of New York, as Trustee and, for certain Trusts, as Evaluator, or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and The Bank of New York was appointed successor Evaluator for all Trusts in existence at that time. Trusts created after this time do not have a separate Evaluator. The Bank of New York performs evaluation services for these Trusts in its role as Trustee.

   The Trusts offer investors the opportunity to purchase Units representing proportionate interests in portfolios of equity securities. A Trust may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trusts. Unless otherwise terminated as provided in the Trust Agreement, the Trusts will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One and any additional securities deposited into each Trust.

   Additional Units of a Trust may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit) with instructions to purchase additional Securities. As additional Units are issued by a Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Trustportfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trusts will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Trust may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Trust termination and in the course of satisfying large Unit redemptions.

   Each Unit of a Trust initially offered represents an undivided interest in that Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in that Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the applicable "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
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   Each Trust seeks to increase the value of your investment by investing in a portfolio of securities of companies diversified within a particular industry. We cannot guarantee that a Trust will achieve its objective.

   You should note that the selection criteria were applied to the Securities for inclusion in the Trusts as of the Initial Date of Deposit. After this initial selection, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from its Trust portfolio.

   The various Morgan Stanley Index Trusts invest in the stocks included in each of these indices prior to the time the Trusts were created. Morgan Stanley rebalances these indices each year and evaluates their components from time to time. If Morgan Stanley changes the components or weightings of the stocks in an index during the life of a Trust, the Trust portfolio will not change solely as a result of any change in the index. As a result, the Trust portfolios will differ from the indices during their lives.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Trust, taken as a whole, which are represented by the Units.

   The various Morgan Stanley Indices Index are the exclusive property of Morgan Stanley and have been licensed for use by the Sponsor and certain Trusts. These Trusts are not sponsored, endorsed, sold or promoted by Morgan Stanley or Morgan Stanley & Co. Incorporated (collectively, "MS"). Neither MS nor any other party makes any representation or warranty, express or implied, to the Unitholders of these Trusts or any member of the public regarding the advisability of investing in funds generally or in these Trusts particularly or the ability of certain Trusts to track general stock market performance. MS is the licensor of certain trademarks, service marks and trade names of MS and of the various Morgan Stanley Indices which are determined, composed and calculated by MS without regard to the Sponsor or these Trusts. MS has no obligation to take the needs of the Sponsor or the Unitholders of these Trusts into consideration in determining, composing or calculating the various Morgan Stanley Indices. MS is not responsible for and has not participated in the determination of or the timing of, prices at, or quantities of these Trusts to be issued or in the determination or calculation of the equation by which Units of these Trusts are redeemable for cash. MS has no obligation or liability to Unitholders of these Trusts in connection with the administration, marketing or trading of these Trusts.

   ALTHOUGH MS SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MS CONSIDERS RELIABLE, NEITHER MS NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MS NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MS NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MS HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MS OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

RISK FACTORS
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   MARKET RISK. Market risk is the risk that the value of the securities in your Trust will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security of the issuer. Even though your Trust is supervised, you should remember that we do not manage your Trust. Your Trust will not sell a security solely because the market value falls as is possible in a managed fund.

   DIVIDEND PAYMENT RISK. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   FOREIGN STOCKS. Because certain Trusts invest in foreign stocks, they involve additional risks that differ from an investment in domestic stocks. These risks include the risk of losses due to future political and economic developments, international trade conditions, foreign withholding taxes and restrictions on foreign investments and exchange of securities. The Trusts also involve the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. The Trusts involve the risk that information about the stocks is not publicly available or is inaccurate due to the absence of uniform accounting and financial reporting standards. In addition, some foreign securities markets are less liquid than U.S. markets. This could cause the Trusts to buy stocks at a higher price or sell stocks at a lower price than would be the case in a highly liquid market. Foreign securities markets are often more volatile and involve higher trading costs than U.S. markets, and foreign companies, securities markets and brokers are also generally not subject to the same level of supervision and regulation as in the U.S. Certain stocks may be held in the form of American Depositary Receipts or other similar receipts ("ADRs"). ADRs represent receipts for foreign common stock deposited with a custodian (which may include the Trustee). The ADRs in the Trusts trade in the U.S. in U.S. dollars and are registered with the Securities and Exchange Commission. ADRs generally involve the same types of risks as foreign common stock held directly. Some ADRs may experience less liquidity than the underlying common stocks traded in their home market.

   The purchase and sale of the foreign securities may occur in foreign securities markets. Certain of the factors stated above may make it impossible to buy or sell them in a timely manner. Custody of certain of the securities in the Trust may be maintained by a global custody and clearing institution which has entered into a sub-custodian relationship with the Trustee. In addition, round lot trading requirements exist in certain foreign securities markets. These round lot trading requirements could cause the proportional composition and diversification of the Trust's securities to vary when the Trust purchases additional securities or sells securities to satisfy expenses or Unit redemptions. This could have a material impact on investment performance and portfolio composition.

   Because securities of foreign issuers not listed on a U.S. securities exchange generally pay dividends and trade in foreign currencies, the U.S. dollar value of these securities and dividends will vary with fluctuations in foreign exchange fates. Most foreign currencies have fluctuated widely in value against the U.S. dollar for various economic and political reasons. To determine the value of foreign securities or their dividends, the Trustee will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, these markets can be quite volatile depending on the activity of the large international commercial banks, various central banks, large multinational corporations, speculators and other buyers and sellers of foreign currencies. Since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Trustee may not reflect the amount the Trust would receive in U.S. dollars, had the Trustee sold any particular currency in the market. The value of the Securities in terms of U.S. dollars, and therefore the value of your Units, will decline if the U.S. dollar decreases in value relative to the value of the currencies in which the Securities trade.

   INDEX CORRELATION. The various Morgan Stanley index invest in stocks from a particular Morgan Stanley index selected prior to the date of each Trust's formation. The stocks in these Trusts will not change if the index components, or their weightings within the index, change. The performance of these Trusts may not correspond with the index for this reason and because the Trusts incur a sales charge and expenses.

   INDUSTRY CONCENTRATIONS. Certain Trusts invest in a single industry or invest significantly in a limited number of industries. Any negative impact on the related industry will have a greater impact on the value of Units than on a portfolio diversified over several industries. You should understand the risks of these industries before you invest.

   Consumer Product and Retail Issuers. Certain Trusts invest exclusively in companies that manufacture or sell various consumer products. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Competitiveness in the retail industry will require large capital outlays for the installation of automated checkout equipment to control inventory, track the sale of items and gauge the success of sales campaigns. Retailers who sell their products over the Internet have the potential to access more consumers, but will require sophisticated technology to remain competitive.

   Financial Services Companies. Certain of the Trusts may invest significantly in banks and other financial services companies. Banks and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, banks and their holding companies are extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

   Banks will face increased competition from nontraditional lending sources as regulatory changes, such as the Gramm-Leach-Bliley financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data. Banks are already facing tremendous pressure from mutual funds, brokerage firms and other financial service providers in the competition to furnish services that were traditionally offered by banks.

   Companies engaged in investment management and brokerage activities are subject to volatility in their earnings and share prices that often exceeds the volatility of the equity market in general. Adverse changes in the direction of the stock market, investor confidence, the financial health of customers, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in investment management and brokerage activities are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property, casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other natural or man-made disasters and the effects of client mergers. Already extensively regulated, insurance companies' profits may be adversely affected by increased government regulations or tax law changes.

   Health Care Issuers. Certain Trusts invest in health care companies. These issuers include companies involved in advanced medical devices and instruments, drugs and biotec hnology, managed care, hospital management/health services and medical supplies. These companies face substantial government regulation and approval procedures. Congress and the president have proposed a variety of legislative changes concerning health care issuers from time to time. Government regulation, and any change in regulation, can have a significantly unfavorable effect on the price and availability of products and services.

   Drug and medical products companies also face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that a product will never come to market. The research and development costs of bringing a new drug or medical product to market are substantial. This process involves lengthy government review with no guarantee of approval. These companies may have losses and may not offer proposed products for several years, if at all. The failure to gain approval for a new drug or product can have a substantial negative impact on a company and its stock.

   Health care facility operators face risks related to demand for services, the ability of the facility to provide required services, confidence in the facility, management capabilities, competition, efforts by insurers and government agencies to limit rates, expenses, the cost and possible unavailability of malpractice insurance, and termination or restriction of government financial assistance (such as Medicare, Medicaid or similar programs).

   Internet Issuers. Certain Trusts invest exclusively in Internet-related technology companies. In addition to the risks discussed under "Technology Issuers", an investment in these companies involves risks such as:

     o    Aggressive product pricing due to new market entrants;

     o    Short product lives;

     o    Earnings projections that fail to materialize; and

     o    Increased volatility.

   Technology Issuers. Certain Trusts invest in technology companies. These companies include companies that are involved in computer and business services, enterprise software/technical software, Internet and computer software, Internet-related services, networking and telecommunications equipment, telecommunications services, electronics products, server hardware, computer hardware and peripherals, semiconductor capital equipment and semiconductors. These companies face risks related to rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. An unexpected change in technology can have a significant negative impact on a company. The failure of a company to introduce new products or technologies or keep pace with rapidly changing technology, can have a negative impact on the company's results. Technology stocks tend to experience substantial price volatility and speculative trading. Announcements about new products, technologies, operating results or marketing alliances can cause stock prices to fluctuate dramatically. At times, however, extreme price and volume fluctuations are unrelated to the operating performance of a company. This can impact your ability to redeem your Units at a price equal to or greater than what you paid.

   The market for certain products may have only recently begun to develop, is rapidly evolving or is characterized by increasing suppliers. Key components of some technology products are available only from limited sources. This can impact the cost of and ability to acquire these components. Some technology companies serve highly concentrated customer bases with a limited number of large customers. Any failure to meet the standard of these customers can result in a significant loss or reduction in sales. Many products and technologies are incorporated into other products. As a result, some companies are highly dependent on the performance of other technology companies. We cannot guarantee that these customers will continue to place additional orders or will place orders in similar quantities as in the past.

   Telecommunications Companies. Certain of the Trusts may invest significantly in telecommunications companies. These companies are subject to substantial governmental regulation. For example, the United States government and state governments regulate permitted rates of return and the kinds of services that a company may offer. This industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Recent federal legislation governing the United States telecommunications industry remains subject to judicial review and additional interpretation, which may adversely affect the companies whose securities are held by the Trust. Competitive pressures are intense and telecommunications stocks can experience rapid volatility. Certain telecommunications products may become outdated very rapidly. A company's performance can be hurt if the company fails to keep pace with technological advances. Certain smaller companies in the portfolio may involve greater risk than larger, established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade in lower volumes than larger companies. As a result, the prices of these securities may fluctuate more than the prices of other issuers.

   Utility and Energy Issuers. Many utility and energy companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

     o    risks of increases in fuel and other operating costs;

     o restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations;

     o regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer;

     o    coping with the general effects of energy conservation;

     o technological innovations which may render existing plants, equipment or products obsolete;

     o the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors;

     o    the potential impact of natural or man-made disasters;

     o difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

     o    the high cost of obtaining financing during periods of inflation;

     o difficulties of the capital markets in absorbing utility debt and equity securities; and

     o    increased competition.

   Any of these factors, or a combination of these factors, could affect the supply of or demand for electricity, natural gas, water or other energy, or the ability of the issuers to pay for such energy which could adversely affect the profitability of the issuers of the Securities and the performance of the Trust.

   Utility and energy companies are subject to extensive regulation at the federal and state levels in the United States. At the federal level, the Federal Energy Regulatory Commission (the "FERC"), the Federal Trade Commission (the "FTC"), the Securities and Exchange Commission (the "SEC"), and the Nuclear Regulatory Commission (the "NRC") have authority to oversee electric and combination electric and gas utilities. The value of utility company stocks may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers, which could hinder the utility company's ability to meet its obligations to its suppliers and could lead to the taking of measures, including the acceleration of obligations or the institution of involuntary bankruptcy proceedings, by its creditors against such utility company. Recently, two California public utilities were threatened with such action by their wholesale suppliers, and one of these utilities has filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could adversely affect a company's profitability and its stock price. Mergers in the utility industry may require approval from several federal and state regulatory agencies, including FERC, the FTC, and the SEC. These regulatory authorities could, as a matter of policy, reverse the trend toward deregulation and make consolidation more difficult, or cause delay in the merger process, any of which could cause the prices of these stocks to fall.

    LEGISLATION/LITIGATION. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities or of the industries represented by these issuers may negatively impact the share prices of these Securities. No one can predict what impact any pending or threatened litigation will have on the share prices of the Securities.

   NO FDIC GUARANTEE. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
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   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Fee Table" describes the sales charge in detail in Part One. Any sales charge reduction is the responsibility of the selling broker, dealer or agent. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. However, in connection with fully disclosed transactions with the Sponsor, the minimum purchase requirement will be that number of Units set forth in the contract between the Sponsor and the related broker or agent. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   REDUCING YOUR SALES CHARGE. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of the Van Kampen Funds Inc. and its affiliates, dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

   UNIT PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trusts. The Evaluator or Trustee, as applicable, will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The term "business day" also excludes any day on which more than 33% of the Securities are not traded on their principal trading exchange due to a customary business holiday on that exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Trust's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Trust.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units equal to 70% of the applicable sales charge.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. For all secondary market transactions the total concession or agency commission will amount to 80% of the sales charge. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of these Trusts and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Trusts and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   SPONSOR COMPENSATION. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution", any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   MARKET FOR UNITS. Although it is not obligated to do so, the Sponsor currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Rights of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any tendered Units for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by a Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates are listed under "Summary of Essential Financial Information" in Part One. In addition, a Trust will generally make required distributions at the end of each year if it is structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of income when their Trust terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by a Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rate share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash.

   In addition, under the Planned Reinvestment Option (PRO) Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Trusts. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing PRO account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day. Redemption requests received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Trustee by the time designated by the Trustee, are priced based on the date of receipt. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the time designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees

   Unitholders tendering 1,000 or more Units of a Trust (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution during the five business days preceding a Trust's termination. Trusts generally do not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Trust will be, and the diversity of a Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rate share of each Unit in each Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. For these purposes, the Evaluator or Trustee, as applicable, will determine the value of the Securities in the manner set forth under "Public Offering--Unit Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   UNITS. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by a Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain evaluations of the Securities upon request of the Trustee. If you have any questions regarding your account or your Trust, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
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   TRUST ADMINISTRATION. The Trusts are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses. If securities or property are acquired by a Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.

   With respect to Trusts structured as "regulated investment companies" for federal tax purposes only, the Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Supervisor, would make retention of the Securities detrimental to the Trust. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in the Trust on the Initial Date of Deposit. The Sponsor may also instruct the Trustee to take action necessary to ensure that the Trust continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Trust.

   When your Trust sells Securities the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for a Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of a Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trusts, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, each Trust may be permitted to sell Securities to a new trust when it terminates if those Securities are included in the new trust. The exemption may enable the Trust to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. Each Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. A Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). A Trust will be liquidated by the Trustee in the event that a sufficient number of Units of such Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Trust. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. You are qualified to elect an in kind distribution of Securities at termination if you own at least 1,000 Units of your Trust on the termination date (or such higher amount as may be required by your broker-dealer or selling agent). Any in kind distribution of Securities at termination will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". In order to receive an in kind distribution of Securities at termination, this form or other notice acceptable to the Trustee must be received by the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator or Trustee, as applicable, and have no responsibility for the accuracy thereof. Determinations by the Evaluator or Trustee, as applicable, shall be made in good faith upon the basis of the best information available to it.

   SPONSOR. Van Kampen Funds Inc. is the Sponsor of the Trust. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $98 billion under management or supervision as of February 28, 2005. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of February 28, 2005, the total stockholders equity of Van Kampen Funds Inc. was $235,349,973 (unaudited).

     Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, New York 11217, (800) 221-7668. If you have questions regarding your account or your Trust, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
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   REGULATED INVESTMENT COMPANIES

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of certain Trusts. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. The Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

   DISTRIBUTIONS. Trust distributions are generally taxable. At the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. However, as further discussed below, under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from the Trust may be taxed at new capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from the Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trust because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on the Units that are attributable to qualifying dividends received by the Trust from certain corporations may be designated by the Trust as being eligible for the dividends received deduction.

   IF YOU SELL OR REDEEM UNITS. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   TAXATION OF CAPITAL GAINS AND LOSSES. Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. Net capital gain equals net long-term capital gain minus net short- term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   Pursuant to the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Trust are generally taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. The Trust will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of portfolio securities when you redeem Units or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   DEDUCTIBILITY OF TRUST EXPENSES. Expenses incurred and deducted by the Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

FOREIGN TAX CREDIT. If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

GRANTOR TRUSTS

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. The Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by the Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Trust asset when such income would be considered to be received by you if you directly owned the Trust's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If the Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

   Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered by these reduced rates under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   In addition, it should be noted that certain dividends received by the Trust may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

   DIVIDENDS RECEIVED DEDUCTION. Generally, a domestic corporation owning Units in the Trust may be eligible for the dividends received deduction with respect to such Unitholder's pro rata portion of certain types of dividends received by the Trust. However, a corporation generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations.

   EXCHANGES. If you elect to have your proceeds from the Trust rolled over into the next series of the Trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trust for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities or other Trust assets under the wash sale provisions of the Internal Revenue Code.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem your Units or at the Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole shares of stock plus, possibly, cash. You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by the Trust. However, if you also receive cash in exchange for a Trust asset or a fractional share of a Security held by the Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust asset or fractional share.

   LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of the Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

     FOREIGN, STATE AND LOCAL TAXES. Distributions by the Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by the Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by the Trust may be subject to foreign withholding taxes. Any dividends withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by the Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   Under the existing income tax laws of the State and City of New York, the Trust will not be taxed as a corporation, and the income of the Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TRUST OPERATING EXPENSES
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   GENERAL. The fees and expenses of your Trust will generally accrue on a daily basis. Trust operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. The deferred sales charge, creation and development fee and organization costs are generally paid out of the Capital Account of your Trust. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from your Trust set forth in the "Summary of Essential Financial Information" in Part One. The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Trust is expected to result from the use of these funds.

   COMPENSATION OF SPONSOR, THE EVALUATOR AND SUPERVISOR. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Summary of Essential Financial Information" in Part One. The Evaluator, if any, will receive the annual fee for providing evaluation services set forth in the "Summary of Essential Financial Information" in Part One. The Sponsor and Supervisor's fees may exceed the actual costs of providing these services to your Trust but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by your Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Trust,
(i) any offering costs incurred after the end of the initial offering period and
(j) expenditures incurred in contacting Unitholders upon termination of the Trust. Each Trust may pay the expenses of updating its registration statement each year.

OTHER MATTERS
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   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603. Katten Muchin Rosenman LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The statements of condition and the related portfolios included in this Prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

TABLE OF CONTENTS

        TITLE                                    PAGE
        -----                                    ----
   The Trusts..................................   A-2
   Objectives and Securities Selection.........   A-2
   Risk Factors................................   A-3
   Public Offering.............................   A-6
   Retirement Accounts.........................   A-7
   Rights of Unitholders.......................   A-7
   Trust Administration........................   A-9
   Taxation....................................  A-11
   Trust Operating Expenses....................  A-13
   Other Matters...............................  A-14
   Additional Information......................  A-14




                                   PROSPECTUS
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                              VAN KAMPEN FUNDS INC.

               Please retain this prospectus for future reference.




                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE







                             Information Supplement

                            The Dow 30SM Index Trust
                          The Dow 30SM Index Portfolio
                       The Dow 30SM Index & Treasury Trust

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     This Information Supplement provides additional information concerning the risks and operations of the Trusts which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus (but is incorporated into the Prospectus by reference). It does not include all of the information that an investor should consider before investing in a Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                Table of Contents

                                                   Page

                           Risk Factors               2
                           Sponsor Information        3
                           Trustee Information        4
                           Trust Termination          4



                                   Van Kampen
                                   Investments




RISK FACTORS

     Price Volatility. Because the Trusts invest in stocks of U.S. and foreign companies, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Stocks are especially susceptible to general stock market movements. The value of stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time. Because the Trusts are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments.

     Dividends. Stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     Consumer Product and Retail Issuers. Certain Trusts may invest significantly in issuers that manufacture or sell consumer products. The profitability of these companies will be affected by various factors including the general state of the economy and consumer spending trends. In the past, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

     Industrials. Certain Trusts may invest significantly in industrials companies. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, capital goods companies may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, limitations on supply of key materials, labor relations, government regulations, government contracts and e-commerce initiatives.

   Industrials companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in commercial and consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, disputes over or ability to obtain or retain government contracts, or changes in government budget priorities, changes in aircraft-leasing contracts and cutbacks in profitable business travel. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers.

     Liquidity. Whether or not the stocks in a Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     Additional Units. The Sponsor may create additional Units of a Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.

     Voting. Only the Trustee may sell or vote the stocks in a Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Portfolio. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $92 billion under management or supervision as of October 31, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of September 30, 2004, the total stockholders' equity of Van Kampen Funds Inc. was $222,914,037 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

    A Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by a Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). A Trust will be liquidated by the Trustee in the event that a sufficient number of Units of such Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Trust. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

    Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable Unitholders owning 1,000 or more Units to request an in kind distribution of the U.S.-traded Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded Securities in a Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders with less than 1,000 Units, Unitholders in a Trust with 1,000 or more Units not requesting an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the appropriate Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts of such Trust.

    Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.







                                   VAN KAMPEN
                                   INVESTMENTS

                             INFORMATION SUPPLEMENT

                         GREAT INTERNATIONAL FIRMS TRUST
                       GREAT INTERNATIONAL FIRMS PORTFOLIO

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     This Information Supplement provides additional information concerning the risks and operations of the Portfolios which is not described in the Prospectus. This Information Supplement should be read in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated in the Prospcetus by reference). It does not include all of the information that an investor should consider before investing in a Portfolio and may not be used to offer or sell Units without the prospectus. Copies of the prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the prospectus and all capitalized terms have been defined in the prospectus.

                                TABLE OF CONTENTS

                                                                PAGE

                           Risk Factors                            2
                           The Portfolios                          3
                           Sponsor Information                     3
                           Trustee Information                     4
                           Portfolio Termination                   4


RISK FACTORS

     PRICE VOLATILITY. Because the Portfolios invest in common stocks of foreign companies, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Common stocks are especially susceptible to general stock market movements. The value of common stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Portfolio and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Portfolio will be positive over any period of time. Because the Portfolios are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Portfolios hold a relatively small number of stocks, you may encounter greater market risk than in a more diversified investment.

     DIVIDENDS. Common stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     FOREIGN STOCKS. Because the Portfolios invest in foreign stocks, they involve additional risks that differ from an investment in domestic stocks. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers. With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of a Portfolio, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, industrial foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

     FOREIGN CURRENCIES. The Portfolios also involve the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. For example, if a foreign stock rose 10% in price but the U.S. dollar gained 5% against the related foreign currency, a U.S. investor's return would be reduced to about 5%. This is because the foreign currency would "buy" fewer dollars or, conversely, a dollar would buy more of the foreign currency. Many foreign currencies have fluctuated widely against the U.S. dollar for a variety of reasons such as supply and demand of the currency, investor perceptions of world or country economies, political instability, currency speculation by institutional investors, changes in government policies, buying and selling of currencies by central banks of countries, trade balances and changes in interest rates. A Portfolio's foreign currency transactions will be conducted with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. These dealers realize a profit based on the difference between the price at which they buy the currency (bid price) and the price at which they sell the currency (offer price). The Evaluator or Trustee will estimate the currency exchange rates based on current activity in the related currency exchange markets, however, due to the volatility of the markets and other factors, the estimated rates may not be indicative of the rate a Portfolio might obtain had the Trustee sold the currency in the market at that time.

     LIQUIDITY. Whether or not the stocks in a Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of a Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in a Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

THE PORTFOLIOS

     Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolios prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for a Portfolio, such Security will not as a result thereof be removed from a Portfolio.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Portfolio. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $89 billion under management or supervision as of June 30, 2004. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of November 30, 2003, the total stockholders' equity of Van Kampen Funds Inc. was $175,086,426 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

PORTFOLIO TERMINATION

     A Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Portfolio then outstanding or by the Trustee when the value of the Securities owned by a Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). A Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of such Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Portfolio. If a Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Portfolios. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Portfolio and will include with such notice a form to enable qualified Unitholders to request an in kind distribution of the U.S.-traded equity securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the prior business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded equity securities in a Portfolio to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the securities will be paid in cash. Unitholders who do not, or who are not qualified to, request an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the appropriate Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Portfolio his pro rata share of the balance of the Income and Capital Accounts of such Portfolio.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.






              BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO                  MORGAN STANLEY EURO-TECHNOLOGY 20 INDEXSM TRUST
                BANDWIDTH & TELECOMMUNICATIONS TRUST                  MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO
                            BANKING TRUST                               MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM TRUST
              BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO                    MORGAN STANLEY MULTINATIONAL INDEXSM TRUST
                BIOTECHNOLOGY & PHARMACEUTICAL TRUST                  MORGAN STANLEY U.S. MULTINATIONAL INDEXSM PORTFOLIO
                  FINANCIAL INSTITUTIONS PORTFOLIO                  MORGAN STANLEY U.S. MULTINATIONAL 50 INDEXSM PORTFOLIO
                    FINANCIAL INSTITUTIONS TRUST                        MORGAN STANLEY U.S. MULTINATIONAL INDEXSM TRUST
                      FINANCIAL SERVICES TRUST                                    NEW FRONTIER UTILITY TRUST
                       GLOBAL ENERGY PORTFOLIO                                       PHARMACEUTICAL TRUST
        GLOBAL ENERGY TRUST (SERIES 5 AND SUBSEQUENT SERIES)                        SEMICONDUCTOR PORTFOLIO
                      GLOBAL WIRELESS PORTFOLIO                                       SEMICONDUCTOR TRUST
                        GLOBAL WIRELESS TRUST                                       SMALL-CAP GROWTH TRUST
                 HEALTH CARE & PHARMACEUTICALS TRUST                                  SOFTWARE PORTFOLIO
                         INTERNET PORTFOLIO                                             SOFTWARE TRUST
                           INTERNET TRUST                                          TELECOMMUNICATIONS TRUST
                        MID-CAP GROWTH TRUST                                 TELECOMMUNICATIONS & BANDWIDTH TRUST
              MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO                              TELE-GLOBAL PORTFOLIO
                MORGAN STANLEY EUROTEC INDEXSM TRUST                                   UTILITY PORTFOLIO
                                                                                         UTILITY TRUST

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that an investor should consider before investing in a Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                TABLE OF CONTENTS

                                                            PAGE

                        Risk Factors                        2
                        The Trusts                          8
                        Sponsor Information                 9
                        Trustee Information                 9
                        Trust Termination                   9



                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE




RISK FACTORS

     PRICE VOLATILITY. Because the Trusts invest in stocks of U.S. and foreign companies, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Stocks are especially susceptible to general stock market movements. The value of stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time. Because the Trusts are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Trusts hold a relatively small number of stocks, you may encounter greater market risk than in a more diversified investment.

     DIVIDENDS. Stocks represent ownership interests in a company and are not obligations of the company. Common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     FOREIGN STOCKS. Because certain Trusts invest in foreign common stocks, they involve additional risks that differ from an investment in domestic stocks. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers. With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of a Trust, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, industrial foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

     FOREIGN CURRENCIES. Certain Trusts also involve the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. For example, if a foreign stock rose 10% in price but the U.S. dollar gained 5% against the related foreign currency, a U.S. investor's return would be reduced to about 5%. This is because the foreign currency would "buy" fewer dollars or, conversely, a dollar would buy more of the foreign currency. Many foreign currencies have fluctuated widely against the U.S. dollar for a variety of reasons such as supply and demand of the currency, investor perceptions of world or country economies, political instability, currency speculation by institutional investors, changes in government policies, buying and selling of currencies by central banks of countries, trade balances and changes in interest rates. A Trust's foreign currency transactions will be conducted with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. These dealers realize a profit based on the difference between the price at which they buy the currency (bid price) and the price at which they sell the currency (offer price). The Evaluator will estimate the currency exchange rates based on current activity in the related currency exchange markets, however, due to the volatility of the markets and other factors, the estimated rates may not be indicative of the rate a Trust might obtain had the Trustee sold the currency in the market at that time.

     LIQUIDITY. Whether or not the stocks in a Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of a Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in a Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

    CONSUMER PRODUCT AND RETAIL ISSUERS. Certain Trusts may invest significantly in issuers that manufacture or sell consumer products. The profitability of these companies will be affected by various factors including the general state of the economy and consumer spending trends. In the past, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

    ENERGY INDUSTRY. Certain Trusts are concentrated in issuers within the energy industry. A portfolio concentrated in a single industry may present more risk than a portfolio of more broadly diversified investments. A Trust, and therefore Unitholders, may be particularly susceptible to a negative impact resulting from adverse market conditions or other factors affecting issuers in the energy industry because any negative impact on the energy industry will not be diversified among issuers within other unrelated industries. Accordingly, an investment in Units should be made with an understanding of the risks inherent in the energy industry.

    These factors include political conditions in oil producing regions, including the Middle East, the actions of the Organization of Petroleum Exporting Countries (OPEC), the domestic and foreign supply of oil and gas, the level of consumer demand, weather conditions, the price and availability of alternative fuels and overall economic conditions. In addition, various factors, including the capacity and availability of oil and gas gathering systems and pipelines, changes in supply due to drilling by other producers and changes in demand, may have an adverse impact on the issuers of Securities. An issuer's revenues, profitability and liquidity are substantially dependent upon prevailing prices for oil and natural gas which can be extremely volatile and in past years have been depressed by excess total domestic and imported supplies. There can be no assurance that current price levels can be sustained. Prices also are affected by actions of state and local agencies, the United States and foreign governments, and international cartels. Any substantial or extended decline in the price of oil and/or natural gas would have a material adverse effect on the financial condition and results of operations of the issuers of the Securities, including reduced cash flow and borrowing capacity. If market factors were to change dramatically, the financial impact on an issuer could be substantial. The nature of the oil and gas business also involves a variety of risks, including the risks of operating hazards such as fires, explosions, cratering, blow-outs, and encountering formations with abnormal pressures, the occurrence of any of which could have a material adverse impact on the issuers of the Securities. Companies generally maintain insurance against some, but not all, of these risks. The occurrence of a significant event, however, that is not fully insured could have a material adverse effect on a issuer's financial position. In addition, the issuers may engage in oil and gas hedging activities to help reduce exposure to the volatility of oil and gas prices by hedging a portion of its production. These hedging arrangements may have an adverse impact on the financial condition of the issuers under certain circumstances and may limit potential gains by an issuer if the market prices for oil and gas were to rise substantially over the price established by the hedge.

    The future performance of oil and gas issuers is dependent upon the ability to find or acquire additional oil and gas reserves that are economically recoverable. Unless an issuer successfully replaces the reserves that it produces, reserves will decline, resulting eventually in a decrease in oil and gas production and lower revenues and cash flow from operations. There can be no assurance that any issuer will be able to acquire, at acceptable costs, producing oil and gas properties that contain economically recoverable reserves or that it will make such acquisitions at acceptable prices. In addition, exploitation, development and exploration involve numerous risks, including depositional or trapping uncertainties or other conditions that may result in dry holes, the failure to produce oil and gas in commercial quantities and the inability to fully produce discovered reserves.

    The production and sale of oil and gas are subject to a variety of federal, state, local and foreign government regulations, including regulations concerning the prevention of waste, the discharge of materials in the environment, the conservation of oil and natural gas, pollution, permits for drilling operations, drilling bonds, reports concerning operations, the spacing of wells, the unitization and pooling of properties, and various other matters. Such laws and regulations have increased the costs of planning designing, drilling, installing, operating and abandoning oil and gas facilities. Many jurisdictions have imposed limitations on the production of oil and gas by restricting the rate of flow for oil and gas wells below their actual capacity to produce. During recent years there has been significant discussion by legislators concerning a variety of energy tax proposals. May states have raised state taxes on energy sources and additional increases may occur. There can be no assurance that significant costs for compliance will not be incurred by any issuer in the future.

   International investments may represent a significant portion of an issuer's total assets or reserves. Foreign properties, operations or investments may be adversely affected by local political and economic developments, exchange controls, currency fluctuations, royalty and tax increases, retroactive tax claims, expropriation, import and export regulations and other foreign laws or policies as well as by laws and policies of the United States affecting foreign trade, taxation and investment. In addition, in the event of a dispute arising from foreign operations, an issuer may be subject to the exclusive jurisdiction of foreign courts or may not be successful in subjecting foreign person to the jurisdiction of the courts in the United States.

   FINANCIAL SERVICES. An investment in Units of the Trust should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

   Banks and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks are highly dependent on net interest margin. Bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Banks had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided as a result of increasing interest rates and other factors, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks because they generally have a portion of their assets invested in loans secured by real estate. Banks and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

   The statutory requirements applicable to and regulatory supervision of banks and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trust's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley financial-services overhaul legislation allows banks, securities firms and insurance companies to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability, as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers. Among other benefits, such legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. Neither the Sponsor nor the Underwriter makes any prediction as to what, if any, manner of bank regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trust's portfolio.

   The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

   The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. Neither the Sponsor nor the Underwriter makes any prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

   Companies engaged in investment management and brokerage activities are subject to the adverse effects of economic recession, volatile interest rates, and competition from new entrants in their fields of business. Adverse changes in the direction of the stock market, investor confidence, the financial health of customers, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in investment management and brokerage activities are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property, casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including but not limited to interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other natural or man-made disasters and the effects of client mergers. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressure to compete globally.

   In addition to the normal risks of business, companies involved in the insurance and risk management industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as:

     o the inherent uncertainty in the process of establishing property-liability loss reserves, and the fact that ultimate losses could materially exceed established loss reserves, which could have a material adverse effect on results of operations and financial condition;

     o the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophic losses, which could have a material adverse impact on their financial conditions, results of operations and cash flow;

     o the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claim settlement practices;

     o the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability ratings;

     o the extensive regulation and supervision to which insurance companies are subject, and various regulatory and other legal actions;

     o the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; and

     o the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

   The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state leglislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

   All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

   HEALTH CARE ISSUERS. An investment in Units of certain Trusts should be made with an understanding of the problems and risks inherent in the healthcare industry in general. Healthcare companies involved in advanced medical devices and instruments, drugs and biotech, managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third-party payor programs.

   Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in your Trust.

   TECHNOLOGY ISSUERS. Certain Trusts are concentrated in issuers within the technology industry. A portfolio concentrated in a single industry may present more risk than a portfolio broadly diversified over several industries. These Trusts, and therefore Unitholders, may be particularly susceptible to a negative impact resulting from adverse market conditions or other factors affecting technology issuers because any negative impact on the technology industry will not be diversified among issuers within other unrelated industries. Accordingly, an investment in Units should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

   Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer related equipment, computer networks, communications systems, telecommunications products, electronic products, and other related products, systems and services. The market for technology products and services, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond timely to compete in the rapidly developing marketplace.

   The market for certain technology products and services may have only recently begun to develop, is rapidly evolving and is characterized by an increasing number of market entrants. Additionally, certain technology companies may have only recently commenced operations or offered equity securities to the public. Such companies are in the early stage of development and have a limited operating history on which to analyze future operating results. It is important to note that following its initial public offering a security is likely to experience substantial stock price volatility and speculative trading. Accordingly, there can be no assurance that upon redemption of Units or termination of a Trust a Unitholder will receive an amount greater than or equal to the Unitholder's initial investment.

   Based on trading history, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem units, or roll over Units into a new trust, at a price equal to or greater than the original price paid for such Units.

   Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or and interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous and constantly developing industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies are incorporated into other related products, certain companies are often highly dependent on the performance of other computer, electronics and communications companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders form other customers. Similarly, the success of certain companies is tied to a relatively small concentration of products or technologies with intense competition between companies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

    TELECOMMUNICATIONS ISSUERS. Because the Trust is also concentrated in the telecommunications industry, the value of the Units may be susceptible to factors affecting the telecommunications industry. The telecommunications industry is subject to governmental regulation, and the products and services of telecommunications companies may be subject to rapid obsolescence. These factors could affect the value of Units. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. Certain types of companies represented in a portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility. Recent federal legislation governing the United States telecommunications industry remains subject to judicial review and additional interpretation, which may adversely affect the companies whose securities are held by the Trust. While a portfolio concentrates on the securities of established suppliers of traditional telecommunication products and services, the Trust may also invest in smaller telecommunications companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

    UTILITY AND ENERGY ISSUERS. An investment in Units of certain Trusts should be made with an understanding of the characteristics of the public utility industry and the risks which such an investment may entail. General problems of the public utility industry include the difficulty in obtaining an adequate return on invested capital despite frequent increases in rates which have been granted by the public service commissions having jurisdiction, the difficulty in financing large construction programs during an inflationary period, the restrictions on operations and increased cost and delays attributable to environmental, nuclear safety and other regulatory considerations, the difficulty of the capital markets absorbing utility debt and equity securities, the difficulty in obtaining fuel for electric generation at reasonable prices, regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; and the effects of energy conservation. There is no assurance that public service commissions will grant rate increases in the future or that any such increases will be timely or adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Securities have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, electric utility stock prices may be adversely affected as interest rates rise. Similarly, the success of certain companies is tied to a relatively small concentration of products or technologies with intense competition between companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment. Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation with their customers, on the one hand, or suppliers, on the other. Recently, two California public electric utilities claimed inability to meet their obligations to their suppliers in the deregulated wholesale market for electricity due to regulatory restrictions on their ability to pass increasing costs along to their customers in the retail market. These defaults led their wholesale suppliers to threaten to institute involuntary bankruptcy proceedings against the utility companies. Subsequently, one of the utility companies filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978.

     Certain of the issuers of the Securities may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units.

     In view of the uncertainties discussed above, there can be no assurance that any utility company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on a company's financial condition, the results of its operations, its ability to make interest and principal payments on its outstanding debt or to pay dividends.

     Other general problems of the electric, gas and water utility industries (including state and local joint action power agencies) include rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy and environmental conservation efforts. Each of the problems referred to could adversely affect the ability of the issuers of any Securities to make dividend payments and the value of such Securities on redemption of your Units.

THE TRUSTS

     Investors should note that the selection criteria were applied to the Securities for inclusion in the Trusts prior to of the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for a Trust, such Security will not as a result thereof be removed from a Trust portfolio.

   The Morgan Stanley indices are the exclusive property of Morgan Stanley and are service marks of Morgan Stanley and have been licensed for use by the Trust and Van Kampen Funds Inc.

   This fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of these indices to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of these indices which are determined, composed and calculated by Morgan Stanley without regard to the issuer of this fund or this fund. Morgan Stanley has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating these indices. Morgan Stanley is not responsible for and has not participated in the determination of or the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which Units of this fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

   ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Trusts. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $98 billion under management or supervision as of February 28, 2005. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of February 28, 2005, the total stockholders' equity of Van Kampen Funds Inc. was $234,349,973 (unaudited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12 Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trusts.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for each Trust. Such records shall include the name and address of, and the number of Units of each Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in each Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

     A Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by a Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). A Trust will be liquidated by the Trustee in the event that a sufficient number of Units of such Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Trust. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable qualified Unitholders to request an in kind distribution of the U.S.-traded Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded Securities in a Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders who are not qualified to, or who do not, request an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the appropriate Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts of such Trust.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.




                                                                       EMSPRO381




         CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet
                                 The prospectus
                                 The signatures
           The Consent of Independent Registered Public Accounting Firm

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 381, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Chicago and State of Illinois on the 24th day of June, 2005.

                                         VAN KAMPEN FOCUS PORTFOLIOS, SERIES 381
                                                                    (Registrant)

                                                        By VAN KAMPEN FUNDS INC.
                                                                     (Depositor)

                                                             By: John F. Tierney
                                                              Executive Director
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on June 24, 2005 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Mitchell M. Merin                   Chairman                                  )

Michael P Kiley                     Managing Director                         )

Jonathan S. Thomas                  Managing Director                         )

Edward C. Wood, III                 Managing Director                         )


                                                             /s/ JOHN F. TIERNEY
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 482 (File No. 333-120865) dated January 27, 2005 and the same hereby is incorporated herein by reference.